UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:
811-22870

Stone Ridge Trust III
(Exact name of registrant as specified in charter)

510 Madison Avenue, 21st Floor
New York, NY 10022
(Address of principal executive offices) (Zip code)

Stone Ridge Trust III
510 Madison Avenue, 21st Floor
New York, NY 10022
(Name and address of agent for service)

1-855-609-3680
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2015

Date of reporting period:  July 31, 2015

Item 1. Schedule of Investments.

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND
Consolidated Schedule of Investments as of July 31, 2015 (Unaudited)
		FAIR
	SHARES	VALUE
COMMON STOCKS (a) - 2.5%
Capital Goods - 0.1%
Caterpillar, Inc.	1,300	$102,219
Fluor Corp.	5,200	243,100
Precision Castparts Corp.	2,500	487,300
		832,619
Consumer Durables & Apparel - 0.1%
DR Horton, Inc.	12,300	365,187
Consumer Services - 0.2%
Chipotle Mexican Grill, Inc. (b)	200	148,446
McDonald's Corp.	4,400	439,384
Royal Caribbean Cruises Ltd.	2,900	260,565
		848,395
Diversified Financials - 0.0%
JPMorgan Chase & Co.	1,400	95,942
Energy - 0.1%
Exxon Mobil Corp.	3,500	277,235
Hess Corp.	1,100	64,911
Occidental Petroleum Corp.	1,400	98,280
		440,426
Food, Beverage & Tobacco - 0.1%
Monster Beverage Corp. (b)	2,600	399,230
Health Care Equipment & Services - 0.0%
Intuitive Surgical, Inc. (b)	200	106,634
Medtronic PLC (c)	1,000	78,390
		185,024
Materials - 0.2%
Air Products & Chemicals, Inc.	200	28,502
Alcoa, Inc.	48,000	473,760
CF Industries Holdings, Inc.	4,800	284,160
Eastman Chemical Co.	2,600	203,840
Nucor Corp.	1,500	66,210
		1,056,472
Pharmaceuticals, Biotechnology & Life Sciences - 0.4%
AbbVie, Inc.	3,000	210,030
Allergan PLC (b)(c)	5,900	1,953,785
Zoetis, Inc.	1,600	78,368
		2,242,183
Retailing - 0.1%
Amazon.com, Inc. (b)	700	375,305
Expedia, Inc.	900	109,296
Home Depot, Inc.	900	105,327
		589,928
Semiconductors & Semiconductor Equipment - 0.0%
Intel Corp.	2,000	57,900
Software & Services - 0.7%
Citrix Systems, Inc. (b)	4,100	310,001
Facebook, Inc. - Class A (b)	26,800	2,519,468
Google, Inc. - Class A (b)	1,300	854,750
Google, Inc. - Class C (b)	201	126,042
MasterCard, Inc. - Class A	4,400	428,560
		4,238,821
Technology Hardware & Equipment - 0.3%
Apple, Inc.	5,900	715,670
EMC Corp.	8,000	215,120

F5 Networks, Inc. (b)	3,200	429,248
Western Digital Corp.	7,200	619,632
		1,979,670
Transportation - 0.2%
C.H. Robinson Worldwide, Inc.	2,500	175,375
Kansas City Southern	2,100	208,299
Union Pacific Corp.	700	68,313
United Parcel Service, Inc. - Class B	9,500	972,420
		1,424,407
TOTAL COMMON STOCKS (Cost $15,070,358)		14,756,204

	CONTRACTS
PURCHASED OPTIONS - 0.9%
Call Option - 0.9%
CBOE Nasdaq 100 Index, Expires 09/18/15, Strike Price: $4350.00	150	3,976,500
CBOE S&P 500 Index, Expires 09/18/15, Strike Price: $2100.00	300	1,062,000
CBOE Volatility Index, Expires 08/19/15, Strike Price: $16.00	600	34,500
CBOE Volatility Index, Expires 08/19/15, Strike Price: $14.50	405	33,413
TOTAL PURCHASED OPTIONS (Cost $3,099,457)		5,106,413

	SHARES
SHORT-TERM INVESTMENTS - 74.8%
Money Market Funds - 28.0%
Fidelity Institutional Money Market Fund - Money Market Portfolio - Institutional Class - 0.11% (d)(e)(f)	33,348,083	33,348,083
First American Government Obligations Fund - Class Z - 0.01% (d)(e)(f)	33,521,699	33,521,699
First American Prime Obligations Fund - Class Z - 0.04% (d)(e)(f)	33,521,700	33,521,700
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.11% (d)(e)(f)	33,521,699	33,521,699
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.02% (d)(e)(f)	33,521,699	33,521,699
		167,434,880
U.S. Treasury Bills - 46.8%
0.002%, 08/06/2015 (f)(g)	40,000,000	39,999,983
0.009%, 08/13/2015 (f)(g)	40,000,000	39,999,879
0.013%, 08/20/2015 (f)(g)	40,000,000	39,999,730
0.016%, 08/27/2015 (f)(g)	40,000,000	39,999,530
0.013%, 09/03/2015 (f)(g)	40,000,000	39,999,507
0.005%, 10/08/2015 (f)(g)	40,000,000	39,996,520
0.010%, 10/15/2015 (f)(g)	40,000,000	39,996,360
		279,991,509
TOTAL SHORT-TERM INVESTMENTS (Cost $447,432,298)		447,426,389

TOTAL INVESTMENTS (Cost $465,602,113) - 78.2%		467,289,006
LIABILITIES IN EXCESS OF OTHER ASSETS - 21.8%		130,414,190
TOTAL NET ASSETS - 100.0%		$597,703,196

Percentages are stated as a percent of net assets.

(a) All or a portion of these securities are held as collateral for call options written.
(b) Non-income producing security.
(c)	Foreign issued security. Total foreign securities are $2,032,175 which represents 0.3% of net assets.
(d) Rate shown is the 7-day effective yield.
(e)	All or a portion of this security is held by Stone Ridge All Asset Variance Risk Premium Sub Fund Ltd.
(f)	All or a portion of this security is held as collateral for put options written.
(g)	Rate shown is effective yield based on purchase price. The calculation assumes the security is held to maturity.

The industry classifications used in this report, use the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Consolidated Schedule of Written Options (Unaudited)

		FAIR
DESCRIPTION	CONTRACTS	VALUE
CALL OPTIONS
AbbVie, Inc., Expires 08/07/2015, Strike Price $69.50	30	$3,375
AbbVie, Inc., Expires 08/07/2015, Strike Price $71.00	47	1,997
AbbVie, Inc., Expires 08/07/2015, Strike Price $71.50	14	350
AbbVie, Inc., Expires 08/07/2015, Strike Price $72.00	14	210
AbbVie, Inc., Expires 08/07/2015, Strike Price $73.50	9	45
AbbVie, Inc., Expires 08/07/2015, Strike Price $74.00	9	45
AbbVie, Inc., Expires 08/07/2015, Strike Price $74.50	14	35
AbbVie, Inc., Expires 08/14/2015, Strike Price $70.50	10	950
AbbVie, Inc., Expires 08/14/2015, Strike Price $71.50	10	600
AbbVie, Inc., Expires 08/21/2015, Strike Price $70.50	10	1,175
AbbVie, Inc., Expires 08/21/2015, Strike Price $71.00	30	2,925
AbbVie, Inc., Expires 08/21/2015, Strike Price $71.50	50	4,000
AbbVie, Inc., Expires 08/21/2015, Strike Price $73.00	30	1,275
AbbVie, Inc., Expires 08/21/2015, Strike Price $75.00	55	962
Advance Auto Parts, Inc., Expires 08/21/2015, Strike Price $175.00	12	5,820
Advance Auto Parts, Inc., Expires 08/21/2015, Strike Price $180.00	3	855
Advance Auto Parts, Inc., Expires 08/21/2015, Strike Price $185.00	4	580
Advance Auto Parts, Inc., Expires 08/21/2015, Strike Price $190.00	6	360
Advance Auto Parts, Inc., Expires 08/21/2015, Strike Price $195.00	6	180
Aetna, Inc., Expires 08/07/2015, Strike Price $130.00	2	25
Aetna, Inc., Expires 08/07/2015, Strike Price $135.00	3	27
Affiliated Managers Group, Inc., Expires 08/21/2015, Strike Price $230.00	10	125
Air Products & Chemicals, Inc., Expires 08/21/2015, Strike Price $135.00	2	1,600
Air Products & Chemicals, Inc., Expires 08/21/2015, Strike Price $140.00	32	13,120
Air Products & Chemicals, Inc., Expires 08/21/2015, Strike Price $145.00	32	5,040
Airgas, Inc., Expires 08/21/2015, Strike Price $100.00	14	4,375
Airgas, Inc., Expires 08/21/2015, Strike Price $105.00	14	1,155
Airgas, Inc., Expires 08/21/2015, Strike Price $115.00	10	125
Akamai Technologies, Inc., Expires 08/14/2015, Strike Price $85.00	4	100
Akamai Technologies, Inc., Expires 08/21/2015, Strike Price $83.50	36	504
Akamai Technologies, Inc., Expires 08/21/2015, Strike Price $84.00	72	936
Akamai Technologies, Inc., Expires 08/21/2015, Strike Price $84.50	18	207
Akamai Technologies, Inc., Expires 08/21/2015, Strike Price $85.00	9	81
Akamai Technologies, Inc., Expires 08/21/2015, Strike Price $85.50	9	67
Akamai Technologies, Inc., Expires 08/21/2015, Strike Price $86.00	9	58
Akamai Technologies, Inc., Expires 08/21/2015, Strike Price $87.00	9	49
Akamai Technologies, Inc., Expires 08/21/2015, Strike Price $87.50	18	90
Alcoa, Inc., Expires 08/07/2015, Strike Price $10.00	240	2,520
Alcoa, Inc., Expires 08/07/2015, Strike Price $10.50	40	100
Alcoa, Inc., Expires 08/14/2015, Strike Price $10.50	20	130
Alcoa, Inc., Expires 08/21/2015, Strike Price $10.00	40	1,000
Alcoa, Inc., Expires 08/21/2015, Strike Price $10.50	40	420
Allergan PLC, Expires 08/07/2015, Strike Price $330.00	10	7,100
Allergan PLC, Expires 08/14/2015, Strike Price $322.50	2	2,510
Allergan PLC, Expires 08/21/2015, Strike Price $322.50	35	47,075
Allergan PLC, Expires 08/21/2015, Strike Price $327.50	6	6,300
Allergan PLC, Expires 08/21/2015, Strike Price $340.00	18	8,460
Allergan PLC, Expires 08/21/2015, Strike Price $350.00	20	4,150
Allergan PLC, Expires 08/21/2015, Strike Price $365.00	2	100
Alliance Data Systems Corp., Expires 08/21/2015, Strike Price $280.00	17	5,610
Alliance Data Systems Corp., Expires 08/21/2015, Strike Price $290.00	22	1,925
Amazon.com, Inc., Expires 08/07/2015, Strike Price $472.50	2	12,865
Amazon.com, Inc., Expires 08/07/2015, Strike Price $485.00	2	10,415
Amazon.com, Inc., Expires 08/07/2015, Strike Price $500.00	3	11,092
Amazon.com, Inc., Expires 08/07/2015, Strike Price $545.00	6	2,040
Amazon.com, Inc., Expires 08/07/2015, Strike Price $550.00	2	414
Amazon.com, Inc., Expires 08/07/2015, Strike Price $605.00	4	40
Amazon.com, Inc., Expires 08/14/2015, Strike Price $550.00	6	2,640
Amazon.com, Inc., Expires 08/14/2015, Strike Price $557.50	2	544
Amazon.com, Inc., Expires 08/14/2015, Strike Price $560.00	12	2,886

Amazon.com, Inc., Expires 08/14/2015, Strike Price $585.00	4	264
Amazon.com, Inc., Expires 08/14/2015, Strike Price $600.00	2	35
Amazon.com, Inc., Expires 08/14/2015, Strike Price $612.50	2	50
Amazon.com, Inc., Expires 08/14/2015, Strike Price $615.00	4	110
Amazon.com, Inc., Expires 08/14/2015, Strike Price $620.00	16	400
Amazon.com, Inc., Expires 08/14/2015, Strike Price $622.50	16	400
Amazon.com, Inc., Expires 08/14/2015, Strike Price $630.00	1	11
Amazon.com, Inc., Expires 08/14/2015, Strike Price $635.00	2	50
Amazon.com, Inc., Expires 08/21/2015, Strike Price $550.00	12	7,680
Amazon.com, Inc., Expires 08/21/2015, Strike Price $552.50	18	10,215
Amazon.com, Inc., Expires 08/21/2015, Strike Price $555.00	16	7,960
Amazon.com, Inc., Expires 08/21/2015, Strike Price $560.00	20	7,700
Amazon.com, Inc., Expires 08/21/2015, Strike Price $562.50	16	5,360
Amazon.com, Inc., Expires 08/21/2015, Strike Price $565.00	20	5,850
Amazon.com, Inc., Expires 08/21/2015, Strike Price $567.50	14	3,577
Amazon.com, Inc., Expires 08/21/2015, Strike Price $570.00	10	2,245
Amazon.com, Inc., Expires 08/21/2015, Strike Price $572.50	14	2,716
Amazon.com, Inc., Expires 08/21/2015, Strike Price $575.00	26	4,485
Amazon.com, Inc., Expires 08/21/2015, Strike Price $577.50	10	1,520
Amazon.com, Inc., Expires 08/21/2015, Strike Price $580.00	4	522
Amazon.com, Inc., Expires 08/21/2015, Strike Price $582.50	3	343
Amazon.com, Inc., Expires 08/21/2015, Strike Price $585.00	2	197
Amazon.com, Inc., Expires 08/21/2015, Strike Price $590.00	4	272
Amazon.com, Inc., Expires 08/21/2015, Strike Price $592.50	8	532
Amazon.com, Inc., Expires 08/21/2015, Strike Price $595.00	8	380
Amazon.com, Inc., Expires 08/21/2015, Strike Price $597.50	10	415
Amazon.com, Inc., Expires 08/21/2015, Strike Price $600.00	5	202
Amazon.com, Inc., Expires 08/21/2015, Strike Price $602.50	2	81
Amazon.com, Inc., Expires 08/21/2015, Strike Price $605.00	8	268
Amazon.com, Inc., Expires 08/21/2015, Strike Price $607.50	2	43
Amazon.com, Inc., Expires 08/21/2015, Strike Price $610.00	4	92
Amazon.com, Inc., Expires 08/21/2015, Strike Price $617.50	16	344
Amazon.com, Inc., Expires 08/21/2015, Strike Price $620.00	18	432
Amazon.com, Inc., Expires 08/21/2015, Strike Price $622.50	16	400
Amazon.com, Inc., Expires 08/21/2015, Strike Price $625.00	16	392
Amazon.com, Inc., Expires 08/21/2015, Strike Price $635.00	18	306
American Airlines Group, Inc., Expires 08/07/2015, Strike Price $44.00	15	52
American Airlines Group, Inc., Expires 08/07/2015, Strike Price $44.50	43	107
American Airlines Group, Inc., Expires 08/07/2015, Strike Price $45.00	30	165
American Airlines Group, Inc., Expires 08/07/2015, Strike Price $45.50	30	195
American Airlines Group, Inc., Expires 08/14/2015, Strike Price $44.00	15	187
American Airlines Group, Inc., Expires 08/14/2015, Strike Price $44.50	15	157
American Airlines Group, Inc., Expires 08/14/2015, Strike Price $45.00	15	120
American Airlines Group, Inc., Expires 08/14/2015, Strike Price $46.00	15	112
American Airlines Group, Inc., Expires 08/14/2015, Strike Price $46.50	15	90
American Airlines Group, Inc., Expires 08/14/2015, Strike Price $48.00	75	375
American Airlines Group, Inc., Expires 08/21/2015, Strike Price $43.50	30	915
American Airlines Group, Inc., Expires 08/21/2015, Strike Price $44.00	15	352
American Airlines Group, Inc., Expires 08/21/2015, Strike Price $45.00	30	480
American Airlines Group, Inc., Expires 08/21/2015, Strike Price $47.00	15	105
American Airlines Group, Inc., Expires 08/21/2015, Strike Price $47.50	15	82
American Airlines Group, Inc., Expires 08/21/2015, Strike Price $48.00	15	67
American Airlines Group, Inc., Expires 08/21/2015, Strike Price $48.50	15	60
American Airlines Group, Inc., Expires 08/21/2015, Strike Price $49.50	15	112
American Express Co., Expires 08/07/2015, Strike Price $81.00	12	84
American Express Co., Expires 08/21/2015, Strike Price $79.00	13	240
American Tower Corp., Expires 08/07/2015, Strike Price $104.00	14	70
American Tower Corp., Expires 08/14/2015, Strike Price $102.00	7	52
American Tower Corp., Expires 08/14/2015, Strike Price $103.00	7	52
American Tower Corp., Expires 08/14/2015, Strike Price $104.00	7	35
American Tower Corp., Expires 08/21/2015, Strike Price $101.00	7	87
American Tower Corp., Expires 08/21/2015, Strike Price $104.00	7	52
American Tower Corp., Expires 08/21/2015, Strike Price $105.00	77	385
AmerisourceBergen Corp., Expires 08/21/2015, Strike Price $115.00	9	135
Anadarko Petroleum Corp., Expires 08/07/2015, Strike Price $84.50	13	227

Anadarko Petroleum Corp., Expires 08/07/2015, Strike Price $85.50	13	71
Anadarko Petroleum Corp., Expires 08/07/2015, Strike Price $86.00	26	650
Anadarko Petroleum Corp., Expires 08/07/2015, Strike Price $88.00	13	325
Anadarko Petroleum Corp., Expires 08/14/2015, Strike Price $75.00	9	1,224
Anadarko Petroleum Corp., Expires 08/14/2015, Strike Price $76.00	9	873
Anadarko Petroleum Corp., Expires 08/21/2015, Strike Price $74.00	9	1,998
Anadarko Petroleum Corp., Expires 08/21/2015, Strike Price $80.00	54	2,322
Anadarko Petroleum Corp., Expires 08/21/2015, Strike Price $80.50	45	1,710
Anadarko Petroleum Corp., Expires 08/21/2015, Strike Price $81.50	45	1,440
Anadarko Petroleum Corp., Expires 08/21/2015, Strike Price $85.00	36	666
Anthem, Inc., Expires 08/07/2015, Strike Price $165.00	36	576
Anthem, Inc., Expires 08/14/2015, Strike Price $170.00	12	66
Anthem, Inc., Expires 08/21/2015, Strike Price $157.50	19	2,470
Anthem, Inc., Expires 08/21/2015, Strike Price $160.00	26	1,729
Anthem, Inc., Expires 08/21/2015, Strike Price $162.50	21	871
Anthem, Inc., Expires 08/21/2015, Strike Price $165.00	12	258
Anthem, Inc., Expires 08/21/2015, Strike Price $170.00	5	75
Aon PLC, Expires 08/21/2015, Strike Price $105.00	34	1,445
Apache Corp., Expires 08/21/2015, Strike Price $47.50	14	1,421
Apache Corp., Expires 08/21/2015, Strike Price $48.00	14	1,176
Apache Corp., Expires 08/21/2015, Strike Price $49.50	14	679
Apache Corp., Expires 08/21/2015, Strike Price $51.00	10	285
Apache Corp., Expires 08/21/2015, Strike Price $52.00	10	200
Apache Corp., Expires 08/21/2015, Strike Price $53.00	1	14
Apache Corp., Expires 08/21/2015, Strike Price $53.50	14	168
Apache Corp., Expires 08/21/2015, Strike Price $54.50	28	238
Apple, Inc., Expires 08/07/2015, Strike Price $127.00	8	60
Apple, Inc., Expires 08/07/2015, Strike Price $128.00	41	184
Apple, Inc., Expires 08/07/2015, Strike Price $129.00	53	212
Apple, Inc., Expires 08/07/2015, Strike Price $130.00	72	180
Apple, Inc., Expires 08/07/2015, Strike Price $131.00	20	50
Apple, Inc., Expires 08/07/2015, Strike Price $132.00	48	96
Apple, Inc., Expires 08/07/2015, Strike Price $133.00	44	88
Apple, Inc., Expires 08/07/2015, Strike Price $134.00	10	15
Apple, Inc., Expires 08/07/2015, Strike Price $135.00	13	19
Apple, Inc., Expires 08/07/2015, Strike Price $136.00	10	15
Apple, Inc., Expires 08/07/2015, Strike Price $137.00	21	31
Apple, Inc., Expires 08/07/2015, Strike Price $138.00	13	13
Apple, Inc., Expires 08/07/2015, Strike Price $139.00	40	60
Apple, Inc., Expires 08/07/2015, Strike Price $141.00	8	4
Apple, Inc., Expires 08/07/2015, Strike Price $142.00	8	8
Apple, Inc., Expires 08/07/2015, Strike Price $143.00	8	40
Apple, Inc., Expires 08/14/2015, Strike Price $129.00	20	320
Apple, Inc., Expires 08/14/2015, Strike Price $130.00	30	345
Apple, Inc., Expires 08/14/2015, Strike Price $131.00	40	360
Apple, Inc., Expires 08/14/2015, Strike Price $132.00	15	82
Apple, Inc., Expires 08/14/2015, Strike Price $133.00	10	85
Apple, Inc., Expires 08/14/2015, Strike Price $134.00	15	60
Apple, Inc., Expires 08/14/2015, Strike Price $135.00	44	110
Apple, Inc., Expires 08/14/2015, Strike Price $136.00	25	150
Apple, Inc., Expires 08/14/2015, Strike Price $137.00	25	50
Apple, Inc., Expires 08/14/2015, Strike Price $138.00	15	22
Apple, Inc., Expires 08/14/2015, Strike Price $139.00	15	22
Apple, Inc., Expires 08/14/2015, Strike Price $140.00	10	55
Apple, Inc., Expires 08/14/2015, Strike Price $141.00	15	15
Apple, Inc., Expires 08/21/2015, Strike Price $129.00	10	380
Apple, Inc., Expires 08/21/2015, Strike Price $130.00	45	1,305
Apple, Inc., Expires 08/21/2015, Strike Price $131.00	15	330
Apple, Inc., Expires 08/21/2015, Strike Price $132.00	5	82
Apple, Inc., Expires 08/21/2015, Strike Price $134.00	5	42
Apple, Inc., Expires 08/21/2015, Strike Price $135.00	45	337
Apple, Inc., Expires 08/21/2015, Strike Price $140.00	5	12
Applied Materials, Inc., Expires 08/07/2015, Strike Price $18.00	240	960
Applied Materials, Inc., Expires 08/14/2015, Strike Price $18.00	40	780
Applied Materials, Inc., Expires 08/14/2015, Strike Price $18.50	20	190

Applied Materials, Inc., Expires 08/21/2015, Strike Price $18.00	7	157
Applied Materials, Inc., Expires 08/21/2015, Strike Price $18.50	20	220
Applied Materials, Inc., Expires 08/21/2015, Strike Price $19.00	40	220
Archer-Daniels-Midland Co., Expires 08/21/2015, Strike Price $50.50	33	462
AT&T, Inc., Expires 08/07/2015, Strike Price $36.00	90	180
AT&T, Inc., Expires 08/07/2015, Strike Price $36.50	18	27
AT&T, Inc., Expires 08/21/2015, Strike Price $36.50	18	81
Australian Dollar Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $75.00	175	7,000
Australian Dollar Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $75.50	125	2,500
Australian Dollar Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $76.00	386	5,790
Australian Dollar Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $76.50	460	4,600
Australian Dollar Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $77.00	275	1,375
Australian Dollar Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $77.50	104	520
Australian Dollar Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $78.00	345	1,725
Australian Dollar Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $78.50	145	725
Automatic Data Processing, Inc., Expires 08/21/2015, Strike Price $82.50	12	270
AutoZone, Inc., Expires 08/21/2015, Strike Price $700.00	2	2,220
AutoZone, Inc., Expires 08/21/2015, Strike Price $710.00	4	2,560
AutoZone, Inc., Expires 08/21/2015, Strike Price $730.00	2	330
Avago Technologies Ltd., Expires 08/21/2015, Strike Price $130.00	56	12,460
Avago Technologies Ltd., Expires 08/21/2015, Strike Price $135.00	56	6,160
Avago Technologies Ltd., Expires 08/21/2015, Strike Price $140.00	8	360
Avago Technologies Ltd., Expires 08/21/2015, Strike Price $145.00	64	1,440
AvalonBay Communities, Inc., Expires 08/21/2015, Strike Price $175.00	24	3,060
Ball Corp., Expires 08/21/2015, Strike Price $72.50	42	630
Bank of America Corp., Expires 08/07/2015, Strike Price $18.50	37	92
Baxter International, Inc., Expires 08/21/2015, Strike Price $40.50	17	1,292
Baxter International, Inc., Expires 08/21/2015, Strike Price $41.00	17	1,045
Baxter International, Inc., Expires 08/21/2015, Strike Price $41.50	34	1,853
Bed Bath & Beyond, Inc., Expires 08/07/2015, Strike Price $71.00	11	115
Bed Bath & Beyond, Inc., Expires 08/07/2015, Strike Price $71.50	11	115
Bed Bath & Beyond, Inc., Expires 08/07/2015, Strike Price $72.00	11	110
Bed Bath & Beyond, Inc., Expires 08/14/2015, Strike Price $71.00	11	126
Bed Bath & Beyond, Inc., Expires 08/14/2015, Strike Price $71.50	109	1,199
Bed Bath & Beyond, Inc., Expires 08/14/2015, Strike Price $72.00	11	121
Bed Bath & Beyond, Inc., Expires 08/14/2015, Strike Price $73.00	22	242
Best Buy Co., Inc., Expires 08/07/2015, Strike Price $33.50	19	142
Best Buy Co., Inc., Expires 08/14/2015, Strike Price $33.50	19	332
Best Buy Co., Inc., Expires 08/14/2015, Strike Price $34.00	19	228
Best Buy Co., Inc., Expires 08/14/2015, Strike Price $35.00	19	104
Best Buy Co., Inc., Expires 08/14/2015, Strike Price $36.00	19	123
Best Buy Co., Inc., Expires 08/21/2015, Strike Price $34.00	19	342
Best Buy Co., Inc., Expires 08/21/2015, Strike Price $35.00	38	304
Best Buy Co., Inc., Expires 08/21/2015, Strike Price $35.50	1	11
Best Buy Co., Inc., Expires 08/21/2015, Strike Price $36.00	30	150
Best Buy Co., Inc., Expires 08/21/2015, Strike Price $36.50	74	703
BlackRock, Inc., Expires 08/21/2015, Strike Price $350.00	9	1,147
BlackRock, Inc., Expires 08/21/2015, Strike Price $360.00	6	300
BlackRock, Inc., Expires 08/21/2015, Strike Price $370.00	13	325
Boeing Co., Expires 08/07/2015, Strike Price $148.00	5	47
Boeing Co., Expires 08/07/2015, Strike Price $149.00	15	105
Boeing Co., Expires 08/07/2015, Strike Price $150.00	12	66
Boeing Co., Expires 08/07/2015, Strike Price $152.50	7	17
Boeing Co., Expires 08/07/2015, Strike Price $155.00	7	14
Boeing Co., Expires 08/14/2015, Strike Price $149.00	10	230
Boeing Co., Expires 08/14/2015, Strike Price $150.00	55	1,072
Boeing Co., Expires 08/14/2015, Strike Price $155.00	5	30
Boeing Co., Expires 08/21/2015, Strike Price $149.00	15	570
Boeing Co., Expires 08/21/2015, Strike Price $150.00	30	795
Boeing Co., Expires 08/21/2015, Strike Price $152.50	42	441
Boeing Co., Expires 08/21/2015, Strike Price $155.00	5	27
Brazilian Real Future, Expires 08/31/2015, Strike Price $3.53	5,000,000	54,265
Bristol Myers Squibb Co., Expires 08/07/2015, Strike Price $66.00	15	892
Bristol Myers Squibb Co., Expires 08/07/2015, Strike Price $67.00	15	525
Bristol Myers Squibb Co., Expires 08/07/2015, Strike Price $68.00	3	63

Bristol Myers Squibb Co., Expires 08/14/2015, Strike Price $68.00	18	630
Bristol Myers Squibb Co., Expires 08/14/2015, Strike Price $69.00	18	513
Bristol Myers Squibb Co., Expires 08/21/2015, Strike Price $68.50	10	400
Bristol Myers Squibb Co., Expires 08/21/2015, Strike Price $69.00	55	1,705
Bristol Myers Squibb Co., Expires 08/21/2015, Strike Price $69.50	30	810
Bristol Myers Squibb Co., Expires 08/21/2015, Strike Price $70.00	28	714
Bristol Myers Squibb Co., Expires 08/21/2015, Strike Price $70.50	40	780
Bristol Myers Squibb Co., Expires 08/21/2015, Strike Price $71.00	30	630
Bristol Myers Squibb Co., Expires 08/21/2015, Strike Price $71.50	30	510
Bristol Myers Squibb Co., Expires 08/21/2015, Strike Price $72.00	10	135
Bristol Myers Squibb Co., Expires 08/21/2015, Strike Price $73.00	10	105
Bristol Myers Squibb Co., Expires 08/21/2015, Strike Price $73.50	10	110
British Pound Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $153.50	560	24,500
British Pound Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $154.00	475	35,625
British Pound Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $154.50	450	56,250
British Pound Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $156.50	225	75,937
British Pound Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $157.00	275	61,875
British Pound Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $157.50	665	95,594
British Pound Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $158.00	636	55,650
British Pound Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $158.50	150	7,500
British Pound Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $159.00	274	8,562
British Pound Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $159.50	75	1,406
Canadian Dollar Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $75.50	125	18,750
Canadian Dollar Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $76.00	275	79,750
Canadian Dollar Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $76.50	425	216,750
Canadian Dollar Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $77.00	125	23,750
Canadian Dollar Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $77.50	500	45,000
Canadian Dollar Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $78.00	485	21,825
Canadian Dollar Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $78.00	345	579,600
Canadian Dollar Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $78.50	350	8,750
Canadian Dollar Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $78.50	235	507,600
Canadian Dollar Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $79.00	50	750
Canadian Dollar Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $80.00	400	2,000
Canadian Dollar Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $80.50	351	1,755
Canadian Dollar Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $81.00	395	1,975
Canadian Dollar Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $81.50	210	1,050
Canadian Dollar Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $82.50	100	500
Canadian Dollar Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $83.00	75	375
Capital One Financial Corp., Expires 08/07/2015, Strike Price $81.00	90	6,795
Capital One Financial Corp., Expires 08/14/2015, Strike Price $81.00	84	8,106
Capital One Financial Corp., Expires 08/14/2015, Strike Price $81.50	12	852
Capital One Financial Corp., Expires 08/21/2015, Strike Price $81.00	12	1,440
Capital One Financial Corp., Expires 08/21/2015, Strike Price $81.50	12	1,158
Capital One Financial Corp., Expires 08/21/2015, Strike Price $82.00	12	888
Capital One Financial Corp., Expires 08/21/2015, Strike Price $82.50	12	678
Cardinal Health, Inc., Expires 08/21/2015, Strike Price $87.50	24	900
Cardinal Health, Inc., Expires 08/21/2015, Strike Price $90.00	73	730
CarMax, Inc., Expires 08/21/2015, Strike Price $67.50	15	525
Caterpillar, Inc., Expires 08/07/2015, Strike Price $77.00	13	2,457
Caterpillar, Inc., Expires 08/07/2015, Strike Price $86.50	96	816
Caterpillar, Inc., Expires 08/07/2015, Strike Price $90.00	36	234
Caterpillar, Inc., Expires 08/07/2015, Strike Price $91.50	12	96
Caterpillar, Inc., Expires 08/07/2015, Strike Price $95.00	48	384
Caterpillar, Inc., Expires 08/14/2015, Strike Price $78.00	13	2,067
Caterpillar, Inc., Expires 08/14/2015, Strike Price $79.50	21	1,795
Caterpillar, Inc., Expires 08/14/2015, Strike Price $80.00	13	884
Caterpillar, Inc., Expires 08/21/2015, Strike Price $79.50	18	2,106
Caterpillar, Inc., Expires 08/21/2015, Strike Price $80.00	18	1,764
Caterpillar, Inc., Expires 08/21/2015, Strike Price $80.50	27	2,173
Caterpillar, Inc., Expires 08/21/2015, Strike Price $81.00	9	594
Caterpillar, Inc., Expires 08/21/2015, Strike Price $82.00	9	391
Caterpillar, Inc., Expires 08/21/2015, Strike Price $83.00	9	252
Caterpillar, Inc., Expires 08/21/2015, Strike Price $83.50	9	207
CBOE Volatility Index, Expires 08/19/2015, Strike Price $15.00	900	65,250
CBOE Volatility Index, Expires 08/19/2015, Strike Price $18.00	3,000	112,500

CBOE Volatility Index, Expires 08/19/2015, Strike Price $20.00	175	4,813
CBOE Volatility Index, Expires 08/19/2015, Strike Price $22.00	2,000	45,000
CBOE Volatility Index, Expires 08/19/2015, Strike Price $23.00	6,000	105,000
CBS Corp., Expires 08/21/2015, Strike Price $55.50	12	840
CBS Corp., Expires 08/21/2015, Strike Price $57.00	12	486
CBS Corp., Expires 08/21/2015, Strike Price $57.50	12	414
CBS Corp., Expires 08/21/2015, Strike Price $58.00	12	342
Cerner Corp., Expires 08/21/2015, Strike Price $70.00	28	9,100
Cerner Corp., Expires 08/21/2015, Strike Price $80.00	56	1,120
CF Industries Holdings, Inc., Expires 08/21/2015, Strike Price $63.50	44	2,596
CF Industries Holdings, Inc., Expires 08/21/2015, Strike Price $64.00	33	1,666
CF Industries Holdings, Inc., Expires 08/21/2015, Strike Price $64.50	22	957
CF Industries Holdings, Inc., Expires 08/21/2015, Strike Price $65.00	22	825
CF Industries Holdings, Inc., Expires 08/21/2015, Strike Price $65.50	11	363
CF Industries Holdings, Inc., Expires 08/21/2015, Strike Price $66.00	22	605
CF Industries Holdings, Inc., Expires 08/21/2015, Strike Price $67.00	11	242
CF Industries Holdings, Inc., Expires 08/21/2015, Strike Price $68.50	20	290
CF Industries Holdings, Inc., Expires 08/21/2015, Strike Price $69.00	22	297
CF Industries Holdings, Inc., Expires 08/21/2015, Strike Price $69.50	33	429
CF Industries Holdings, Inc., Expires 08/21/2015, Strike Price $70.00	11	115
CF Industries Holdings, Inc., Expires 08/21/2015, Strike Price $70.50	11	110
CF Industries Holdings, Inc., Expires 08/21/2015, Strike Price $71.00	22	187
CH Robinson Worldwide, Inc., Expires 08/21/2015, Strike Price $67.50	25	7,750
CH Robinson Worldwide, Inc., Expires 08/21/2015, Strike Price $70.00	15	1,950
Chevron Corp., Expires 08/07/2015, Strike Price $95.00	7	31
Chevron Corp., Expires 08/07/2015, Strike Price $98.50	20	130
Chevron Corp., Expires 08/07/2015, Strike Price $99.00	10	55
Chevron Corp., Expires 08/07/2015, Strike Price $99.50	30	195
Chevron Corp., Expires 08/07/2015, Strike Price $103.00	40	260
Chevron Corp., Expires 08/21/2015, Strike Price $94.50	14	301
Chevron Corp., Expires 08/21/2015, Strike Price $95.00	21	399
Chevron Corp., Expires 08/21/2015, Strike Price $95.50	14	224
Chevron Corp., Expires 08/21/2015, Strike Price $96.50	9	117
Chevron Corp., Expires 08/21/2015, Strike Price $97.00	14	147
Chevron Corp., Expires 08/21/2015, Strike Price $97.50	14	133
Chevron Corp., Expires 08/21/2015, Strike Price $98.00	7	59
Chevron Corp., Expires 08/21/2015, Strike Price $98.50	7	52
Chevron Corp., Expires 08/21/2015, Strike Price $99.00	49	318
Chevron Corp., Expires 08/21/2015, Strike Price $99.50	14	77
Chevron Corp., Expires 08/21/2015, Strike Price $100.00	7	42
Chevron Corp., Expires 08/21/2015, Strike Price $101.00	7	108
Chevron Corp., Expires 08/21/2015, Strike Price $102.00	35	525
Chevron Corp., Expires 08/21/2015, Strike Price $103.00	7	105
Chipotle Mexican Grill, Inc., Expires 08/07/2015, Strike Price $690.00	2	10,640
Chipotle Mexican Grill, Inc., Expires 08/21/2015, Strike Price $750.00	1	895
Chipotle Mexican Grill, Inc., Expires 08/21/2015, Strike Price $755.00	5	3,550
Chipotle Mexican Grill, Inc., Expires 08/21/2015, Strike Price $760.00	5	2,775
Chipotle Mexican Grill, Inc., Expires 08/21/2015, Strike Price $765.00	6	2,580
Chipotle Mexican Grill, Inc., Expires 08/21/2015, Strike Price $770.00	8	2,540
Chipotle Mexican Grill, Inc., Expires 08/21/2015, Strike Price $775.00	4	1,020
Chipotle Mexican Grill, Inc., Expires 08/21/2015, Strike Price $780.00	3	555
Chipotle Mexican Grill, Inc., Expires 08/21/2015, Strike Price $785.00	4	550
Chipotle Mexican Grill, Inc., Expires 08/21/2015, Strike Price $790.00	5	487
Chipotle Mexican Grill, Inc., Expires 08/21/2015, Strike Price $800.00	2	120
Chipotle Mexican Grill, Inc., Expires 08/21/2015, Strike Price $805.00	3	135
Chipotle Mexican Grill, Inc., Expires 08/21/2015, Strike Price $810.00	5	162
Chipotle Mexican Grill, Inc., Expires 08/21/2015, Strike Price $820.00	2	40
Chipotle Mexican Grill, Inc., Expires 08/21/2015, Strike Price $825.00	5	75
Chipotle Mexican Grill, Inc., Expires 08/21/2015, Strike Price $830.00	3	60
Chipotle Mexican Grill, Inc., Expires 08/21/2015, Strike Price $835.00	3	52
Chipotle Mexican Grill, Inc., Expires 08/21/2015, Strike Price $840.00	5	87
Chipotle Mexican Grill, Inc., Expires 08/21/2015, Strike Price $845.00	1	15
Chipotle Mexican Grill, Inc., Expires 08/21/2015, Strike Price $870.00	2	25
Cigna Corp., Expires 08/21/2015, Strike Price $165.00	7	70
Cimarex Energy Co., Expires 08/21/2015, Strike Price $105.00	30	10,500

Cimarex Energy Co., Expires 08/21/2015, Strike Price $110.00	17	2,678
Cimarex Energy Co., Expires 08/21/2015, Strike Price $115.00	10	575
Cisco Systems, Inc., Expires 08/14/2015, Strike Price $30.50	20	290
Citigroup, Inc., Expires 08/07/2015, Strike Price $60.50	99	643
Citigroup, Inc., Expires 08/07/2015, Strike Price $61.00	44	110
Citigroup, Inc., Expires 08/07/2015, Strike Price $62.50	11	55
Citigroup, Inc., Expires 08/14/2015, Strike Price $60.50	22	297
Citigroup, Inc., Expires 08/14/2015, Strike Price $61.00	99	841
Citigroup, Inc., Expires 08/14/2015, Strike Price $61.50	55	385
Citigroup, Inc., Expires 08/14/2015, Strike Price $62.50	11	38
Citigroup, Inc., Expires 08/14/2015, Strike Price $63.00	11	55
Citigroup, Inc., Expires 08/21/2015, Strike Price $60.50	11	286
Citigroup, Inc., Expires 08/21/2015, Strike Price $61.00	11	192
Citigroup, Inc., Expires 08/21/2015, Strike Price $62.00	11	88
Citrix Systems, Inc., Expires 08/21/2015, Strike Price $72.50	41	14,760
CME Group, Inc., Expires 08/14/2015, Strike Price $108.00	7	70
CME Group, Inc., Expires 08/21/2015, Strike Price $101.00	7	192
CME Group, Inc., Expires 08/21/2015, Strike Price $102.00	14	315
CME Group, Inc., Expires 08/21/2015, Strike Price $103.00	14	245
CME Group, Inc., Expires 08/21/2015, Strike Price $104.00	14	175
CME Group, Inc., Expires 08/21/2015, Strike Price $105.00	7	70
CME Group, Inc., Expires 08/21/2015, Strike Price $109.00	7	35
CME Group, Inc., Expires 08/21/2015, Strike Price $110.00	14	70
CME Group, Inc., Expires 08/21/2015, Strike Price $111.00	28	140
Coach, Inc., Expires 08/07/2015, Strike Price $33.50	10	525
Coach, Inc., Expires 08/14/2015, Strike Price $31.50	22	2,915
Coach, Inc., Expires 08/14/2015, Strike Price $32.00	10	1,075
Coach, Inc., Expires 08/14/2015, Strike Price $35.50	20	500
Coach, Inc., Expires 08/14/2015, Strike Price $36.00	49	1,225
Coach, Inc., Expires 08/21/2015, Strike Price $32.00	60	6,900
Coach, Inc., Expires 08/21/2015, Strike Price $33.00	20	1,600
Coach, Inc., Expires 08/21/2015, Strike Price $33.50	5	325
Coach, Inc., Expires 08/21/2015, Strike Price $34.00	20	1,000
Cocoa Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $3250.00 (a)	20	10,600
Cocoa Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $3200.00 (a)	40	12,400
Cocoa Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $3250.00 (a)	30	3,600
Cocoa Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $3300.00 (a)	10	500
Cocoa Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $3350.00 (a)	30	600
Cocoa Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $3400.00 (a)	40	400
Cocoa Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $3450.00 (a)	20	200
Coffee 'C' Future, September 2015 Settlement, Expires 08/14/2015, Strike Price $122.50 (a)	85	59,606
Coffee 'C' Future, September 2015 Settlement, Expires 08/14/2015, Strike Price $127.50 (a)	50	42,750
Coffee 'C' Future, September 2015 Settlement, Expires 08/14/2015, Strike Price $130.00 (a)	170	103,275
Coffee 'C' Future, September 2015 Settlement, Expires 08/14/2015, Strike Price $132.50 (a)	140	59,850
Coffee 'C' Future, September 2015 Settlement, Expires 08/14/2015, Strike Price $135.00 (a)	90	26,662
Coffee 'C' Future, September 2015 Settlement, Expires 08/14/2015, Strike Price $137.50 (a)	25	5,063
Coffee 'C' Future, September 2015 Settlement, Expires 08/14/2015, Strike Price $140.00 (a)	10	1,388
Coffee 'C' Future, September 2015 Settlement, Expires 08/14/2015, Strike Price $142.50 (a)	10	975
Cognizant Technology Solutions Corp., Expires 08/21/2015, Strike Price $66.00	11	1,072
Cognizant Technology Solutions Corp., Expires 08/21/2015, Strike Price $71.50	11	220
Cognizant Technology Solutions Corp., Expires 08/21/2015, Strike Price $72.50	55	550
Cognizant Technology Solutions Corp., Expires 08/21/2015, Strike Price $73.00	11	220
Comcast Corp., Expires 08/07/2015, Strike Price $64.50	10	75
Comcast Corp., Expires 08/14/2015, Strike Price $65.00	10	130
Comcast Corp., Expires 08/21/2015, Strike Price $63.50	16	912
Comcast Corp., Expires 08/21/2015, Strike Price $64.50	10	305
Comcast Corp., Expires 08/21/2015, Strike Price $65.00	10	215
Comcast Corp., Expires 08/21/2015, Strike Price $65.50	10	145
Comcast Corp., Expires 08/21/2015, Strike Price $66.00	10	110
Comcast Corp., Expires 08/21/2015, Strike Price $67.00	10	80
Comcast Corp., Expires 08/21/2015, Strike Price $67.50	10	70
Computer Sciences Corp., Expires 08/21/2015, Strike Price $75.00	40	1,000
ConocoPhillips, Expires 08/07/2015, Strike Price $55.50	12	24
ConocoPhillips, Expires 08/07/2015, Strike Price $56.00	12	24
ConocoPhillips, Expires 08/07/2015, Strike Price $59.00	12	54

ConocoPhillips, Expires 08/14/2015, Strike Price $54.00	24	264
ConocoPhillips, Expires 08/14/2015, Strike Price $54.50	12	114
ConocoPhillips, Expires 08/14/2015, Strike Price $55.00	12	90
ConocoPhillips, Expires 08/14/2015, Strike Price $56.50	12	90
ConocoPhillips, Expires 08/14/2015, Strike Price $59.50	24	492
ConocoPhillips, Expires 08/14/2015, Strike Price $60.00	24	108
ConocoPhillips, Expires 08/14/2015, Strike Price $60.50	36	270
ConocoPhillips, Expires 08/21/2015, Strike Price $54.00	12	234
ConocoPhillips, Expires 08/21/2015, Strike Price $54.50	24	360
ConocoPhillips, Expires 08/21/2015, Strike Price $55.00	12	144
ConocoPhillips, Expires 08/21/2015, Strike Price $55.50	24	216
ConocoPhillips, Expires 08/21/2015, Strike Price $56.00	36	288
ConocoPhillips, Expires 08/21/2015, Strike Price $56.50	24	156
ConocoPhillips, Expires 08/21/2015, Strike Price $57.00	36	198
ConocoPhillips, Expires 08/21/2015, Strike Price $57.50	24	84
ConocoPhillips, Expires 08/21/2015, Strike Price $58.00	48	240
ConocoPhillips, Expires 08/21/2015, Strike Price $58.50	24	108
ConocoPhillips, Expires 08/21/2015, Strike Price $59.00	13	52
ConocoPhillips, Expires 08/21/2015, Strike Price $60.00	12	36
ConocoPhillips, Expires 08/21/2015, Strike Price $60.50	12	36
Constellation Brands, Inc., Expires 08/21/2015, Strike Price $125.00	8	240
Corn No. 2 Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $350.00 (a)	280	45,500
Corn No. 2 Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $355.00 (a)	290	65,250
Corn No. 2 Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $360.00 (a)	550	171,875
Corn No. 2 Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $365.00 (a)	180	74,250
Corn No. 2 Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $370.00 (a)	300	161,250
Corn No. 2 Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $375.00 (a)	150	102,187
Corn No. 2 Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $390.00 (a)	270	72,562
Corn No. 2 Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $395.00 (a)	420	91,875
Corn No. 2 Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $400.00 (a)	621	112,556
Corn No. 2 Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $405.00 (a)	140	21,000
Corn No. 2 Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $410.00 (a)	148	17,575
Corn No. 2 Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $415.00 (a)	210	21,000
Corn No. 2 Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $420.00 (a)	660	53,625
Corn No. 2 Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $425.00 (a)	530	36,437
Corn No. 2 Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $430.00 (a)	660	37,125
Corn No. 2 Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $435.00 (a)	565	28,250
Corning, Inc., Expires 08/07/2015, Strike Price $19.00	20	190
Corning, Inc., Expires 08/07/2015, Strike Price $19.50	40	140
Corning, Inc., Expires 08/14/2015, Strike Price $19.50	60	570
Corning, Inc., Expires 08/14/2015, Strike Price $20.00	40	180
Corning, Inc., Expires 08/21/2015, Strike Price $19.50	40	480
Corning, Inc., Expires 08/21/2015, Strike Price $20.00	40	240
Corning, Inc., Expires 08/21/2015, Strike Price $20.50	40	120
Cotton No. 2 Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $65.00 (a)	75	34,125
Cotton No. 2 Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $66.00 (a)	460	135,700
Cotton No. 2 Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $67.00 (a)	300	55,500
Cotton No. 2 Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $68.00 (a)	210	24,150
Cotton No. 2 Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $69.00 (a)	191	14,325
Cotton No. 2 Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $70.00 (a)	140	7,000
Cotton No. 2 Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $71.00 (a)	60	2,100
Cotton No. 2 Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $72.00 (a)	20	500
Cotton No. 2 Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $73.00 (a)	30	600
Cotton No. 2 Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $74.00 (a)	10	150
CR Bard, Inc., Expires 08/21/2015, Strike Price $200.00	34	4,845
Cummins, Inc., Expires 08/07/2015, Strike Price $133.00	11	192
Cummins, Inc., Expires 08/07/2015, Strike Price $134.00	56	1,400
Cummins, Inc., Expires 08/07/2015, Strike Price $135.00	16	80
Cummins, Inc., Expires 08/07/2015, Strike Price $136.00	16	240
Cummins, Inc., Expires 08/07/2015, Strike Price $137.00	8	100
Cummins, Inc., Expires 08/07/2015, Strike Price $145.00	1	12
CVS Health Corp., Expires 08/07/2015, Strike Price $115.00	6	381
CVS Health Corp., Expires 08/14/2015, Strike Price $113.00	2	327
CVS Health Corp., Expires 08/14/2015, Strike Price $114.00	2	241
CVS Health Corp., Expires 08/14/2015, Strike Price $116.00	6	342

CVS Health Corp., Expires 08/14/2015, Strike Price $117.00	18	747
CVS Health Corp., Expires 08/14/2015, Strike Price $118.00	24	876
CVS Health Corp., Expires 08/14/2015, Strike Price $119.00	35	927
CVS Health Corp., Expires 08/21/2015, Strike Price $115.00	24	2,496
CVS Health Corp., Expires 08/21/2015, Strike Price $118.00	4	144
CVS Health Corp., Expires 08/21/2015, Strike Price $119.00	6	150
CVS Health Corp., Expires 08/21/2015, Strike Price $120.00	18	315
CVS Health Corp., Expires 08/21/2015, Strike Price $121.00	1	12
Danaher Corp., Expires 08/21/2015, Strike Price $92.50	11	935
Darden Restaurants, Inc., Expires 08/21/2015, Strike Price $75.00	72	7,560
Darden Restaurants, Inc., Expires 08/21/2015, Strike Price $82.50	8	160
Deere & Co., Expires 08/07/2015, Strike Price $100.00	20	240
Deere & Co., Expires 08/07/2015, Strike Price $101.00	20	220
Deere & Co., Expires 08/07/2015, Strike Price $102.00	16	40
Deere & Co., Expires 08/07/2015, Strike Price $103.00	29	333
Deere & Co., Expires 08/07/2015, Strike Price $104.00	8	68
Deere & Co., Expires 08/07/2015, Strike Price $105.00	30	45
Deere & Co., Expires 08/14/2015, Strike Price $100.00	8	144
Deere & Co., Expires 08/14/2015, Strike Price $101.00	8	128
Delphi Automotive PLC, Expires 08/21/2015, Strike Price $80.00	65	5,362
Delphi Automotive PLC, Expires 08/21/2015, Strike Price $82.50	39	1,755
Delphi Automotive PLC, Expires 08/21/2015, Strike Price $85.00	10	200
Delphi Automotive PLC, Expires 08/21/2015, Strike Price $90.00	13	260
Delta Air Lines, Inc., Expires 08/07/2015, Strike Price $46.50	119	1,130
Delta Air Lines, Inc., Expires 08/07/2015, Strike Price $48.00	17	110
Delta Air Lines, Inc., Expires 08/14/2015, Strike Price $47.00	194	3,977
Delta Air Lines, Inc., Expires 08/14/2015, Strike Price $47.50	51	790
Delta Air Lines, Inc., Expires 08/14/2015, Strike Price $48.50	255	2,422
Delta Air Lines, Inc., Expires 08/14/2015, Strike Price $49.00	51	433
Devon Energy Corp., Expires 08/14/2015, Strike Price $51.50	13	754
Devon Energy Corp., Expires 08/21/2015, Strike Price $51.50	13	1,053
Devon Energy Corp., Expires 08/21/2015, Strike Price $52.50	13	702
Devon Energy Corp., Expires 08/21/2015, Strike Price $53.00	39	1,696
Devon Energy Corp., Expires 08/21/2015, Strike Price $53.50	13	448
Devon Energy Corp., Expires 08/21/2015, Strike Price $54.00	65	1,820
Devon Energy Corp., Expires 08/21/2015, Strike Price $55.00	3	54
Devon Energy Corp., Expires 08/21/2015, Strike Price $55.50	26	390
Devon Energy Corp., Expires 08/21/2015, Strike Price $56.00	13	156
Devon Energy Corp., Expires 08/21/2015, Strike Price $56.50	13	130
Devon Energy Corp., Expires 08/21/2015, Strike Price $57.00	26	234
Devon Energy Corp., Expires 08/21/2015, Strike Price $57.50	26	195
Devon Energy Corp., Expires 08/21/2015, Strike Price $58.00	15	90
Devon Energy Corp., Expires 08/21/2015, Strike Price $59.00	5	17
Discover Financial Services, Expires 08/21/2015, Strike Price $58.00	6	105
Discover Financial Services, Expires 08/21/2015, Strike Price $58.50	60	750
Discover Financial Services, Expires 08/21/2015, Strike Price $59.50	24	180
Discover Financial Services, Expires 08/21/2015, Strike Price $60.00	12	60
Dollar General Corp., Expires 08/07/2015, Strike Price $81.50	12	390
Dollar General Corp., Expires 08/07/2015, Strike Price $82.00	12	240
Dollar General Corp., Expires 08/07/2015, Strike Price $83.50	12	300
Dollar General Corp., Expires 08/07/2015, Strike Price $84.00	24	240
Dollar General Corp., Expires 08/07/2015, Strike Price $85.00	12	300
Dollar General Corp., Expires 08/07/2015, Strike Price $85.50	24	600
Dollar General Corp., Expires 08/14/2015, Strike Price $83.00	10	275
Dollar General Corp., Expires 08/14/2015, Strike Price $83.50	10	225
Dollar General Corp., Expires 08/14/2015, Strike Price $85.00	16	400
Dollar General Corp., Expires 08/21/2015, Strike Price $84.50	16	320
Dollar General Corp., Expires 08/21/2015, Strike Price $85.00	8	120
Dollar General Corp., Expires 08/21/2015, Strike Price $86.00	3	22
Dollar Tree, Inc., Expires 08/21/2015, Strike Price $80.00	24	3,060
Dollar Tree, Inc., Expires 08/21/2015, Strike Price $82.50	90	4,950
Dow Chemical Co., Expires 08/07/2015, Strike Price $48.50	56	868
Dow Chemical Co., Expires 08/07/2015, Strike Price $49.00	14	140
Dow Chemical Co., Expires 08/07/2015, Strike Price $49.50	42	273
Dow Chemical Co., Expires 08/07/2015, Strike Price $50.00	14	112

Dow Chemical Co., Expires 08/14/2015, Strike Price $48.50	28	1,064
Dow Chemical Co., Expires 08/14/2015, Strike Price $49.00	28	742
Dow Chemical Co., Expires 08/14/2015, Strike Price $49.50	92	1,564
Dow Chemical Co., Expires 08/14/2015, Strike Price $50.00	14	175
Dow Chemical Co., Expires 08/14/2015, Strike Price $51.50	14	126
Dow Chemical Co., Expires 08/14/2015, Strike Price $52.00	14	105
Dow Chemical Co., Expires 08/14/2015, Strike Price $52.50	14	84
Dow Chemical Co., Expires 08/21/2015, Strike Price $48.50	28	1,582
Dow Chemical Co., Expires 08/21/2015, Strike Price $49.00	42	1,806
Dow Chemical Co., Expires 08/21/2015, Strike Price $49.50	28	896
Dow Chemical Co., Expires 08/21/2015, Strike Price $50.00	14	336
Dow Chemical Co., Expires 08/21/2015, Strike Price $50.50	14	252
Dow Chemical Co., Expires 08/21/2015, Strike Price $51.00	28	364
Dow Chemical Co., Expires 08/21/2015, Strike Price $51.50	14	154
Dow Chemical Co., Expires 08/21/2015, Strike Price $52.50	28	210
DR Horton, Inc., Expires 08/14/2015, Strike Price $28.00	20	3,480
DR Horton, Inc., Expires 08/14/2015, Strike Price $28.50	40	5,160
DR Horton, Inc., Expires 08/14/2015, Strike Price $29.00	57	5,472
DR Horton, Inc., Expires 08/21/2015, Strike Price $28.00	63	11,529
DR Horton, Inc., Expires 08/21/2015, Strike Price $29.00	20	2,180
DR Horton, Inc., Expires 08/21/2015, Strike Price $29.50	20	1,580
Dr Pepper Snapple Group, Inc., Expires 08/21/2015, Strike Price $80.00	12	1,590
Eastman Chemical Co., Expires 08/21/2015, Strike Price $75.00	26	10,530
Eastman Chemical Co., Expires 08/21/2015, Strike Price $77.50	13	2,925
Eastman Chemical Co., Expires 08/21/2015, Strike Price $80.00	15	1,537
Eastman Chemical Co., Expires 08/21/2015, Strike Price $82.50	13	520
Eastman Chemical Co., Expires 08/21/2015, Strike Price $85.00	13	195
Eaton Corp. PLC, Expires 08/07/2015, Strike Price $68.00	73	547
Eaton Corp. PLC, Expires 08/07/2015, Strike Price $68.50	15	150
Eaton Corp. PLC, Expires 08/07/2015, Strike Price $69.00	15	112
Eaton Corp. PLC, Expires 08/07/2015, Strike Price $69.50	15	112
Eaton Corp. PLC, Expires 08/07/2015, Strike Price $70.50	15	112
eBay Inc., Expires 08/21/2015, Strike Price $30.00	33	330
Ecolab, Inc., Expires 08/21/2015, Strike Price $115.00	49	10,290
Edwards Lifesciences Corp., Expires 08/21/2015, Strike Price $160.00	13	1,397
Edwards Lifesciences Corp., Expires 08/21/2015, Strike Price $165.00	6	405
Edwards Lifesciences Corp., Expires 08/21/2015, Strike Price $175.00	18	495
EI du Pont de Nemours & Co., Expires 08/07/2015, Strike Price $59.00	22	132
EI du Pont de Nemours & Co., Expires 08/07/2015, Strike Price $59.50	11	198
EI du Pont de Nemours & Co., Expires 08/07/2015, Strike Price $60.00	11	132
EI du Pont de Nemours & Co., Expires 08/07/2015, Strike Price $60.50	11	198
EI du Pont de Nemours & Co., Expires 08/07/2015, Strike Price $62.50	11	192
EI du Pont de Nemours & Co., Expires 08/07/2015, Strike Price $63.50	11	192
EI du Pont de Nemours & Co., Expires 08/14/2015, Strike Price $59.00	22	308
EI du Pont de Nemours & Co., Expires 08/14/2015, Strike Price $59.50	22	275
EI du Pont de Nemours & Co., Expires 08/14/2015, Strike Price $60.00	55	605
EI du Pont de Nemours & Co., Expires 08/14/2015, Strike Price $60.50	88	968
EI du Pont de Nemours & Co., Expires 08/14/2015, Strike Price $61.00	11	104
EI du Pont de Nemours & Co., Expires 08/14/2015, Strike Price $61.50	11	99
EI du Pont de Nemours & Co., Expires 08/14/2015, Strike Price $62.00	11	99
EI du Pont de Nemours & Co., Expires 08/21/2015, Strike Price $59.00	22	286
EI du Pont de Nemours & Co., Expires 08/21/2015, Strike Price $59.50	55	880
EI du Pont de Nemours & Co., Expires 08/21/2015, Strike Price $60.00	55	467
EI du Pont de Nemours & Co., Expires 08/21/2015, Strike Price $60.50	33	412
EI du Pont de Nemours & Co., Expires 08/21/2015, Strike Price $61.00	22	242
EI du Pont de Nemours & Co., Expires 08/21/2015, Strike Price $61.50	33	346
EI du Pont de Nemours & Co., Expires 08/21/2015, Strike Price $62.00	66	693
EI du Pont de Nemours & Co., Expires 08/21/2015, Strike Price $63.00	11	115
EI du Pont de Nemours & Co., Expires 08/21/2015, Strike Price $63.50	11	104
EI du Pont de Nemours & Co., Expires 08/21/2015, Strike Price $64.50	11	110
Electronic Arts, Inc., Expires 08/14/2015, Strike Price $76.50	9	292
Electronic Arts, Inc., Expires 08/14/2015, Strike Price $77.50	9	225
Electronic Arts, Inc., Expires 08/21/2015, Strike Price $75.50	2	83
Electronic Arts, Inc., Expires 08/21/2015, Strike Price $76.00	9	333
Electronic Arts, Inc., Expires 08/21/2015, Strike Price $77.00	9	247

Electronic Arts, Inc., Expires 08/21/2015, Strike Price $79.00	18	234
Electronic Arts, Inc., Expires 08/21/2015, Strike Price $79.50	18	216
Electronic Arts, Inc., Expires 08/21/2015, Strike Price $80.00	9	85
Electronic Arts, Inc., Expires 08/21/2015, Strike Price $81.00	18	117
Electronic Arts, Inc., Expires 08/21/2015, Strike Price $83.00	18	450
Electronic Arts, Inc., Expires 08/21/2015, Strike Price $84.00	18	450
Electronic Arts, Inc., Expires 08/21/2015, Strike Price $85.00	45	1,125
Eli Lily & Co., Expires 08/14/2015, Strike Price $87.00	3	92
Eli Lily & Co., Expires 08/21/2015, Strike Price $88.00	69	2,036
Eli Lily & Co., Expires 08/21/2015, Strike Price $88.50	22	594
Eli Lily & Co., Expires 08/21/2015, Strike Price $89.00	8	176
Eli Lily & Co., Expires 08/21/2015, Strike Price $89.50	58	1,015
Eli Lily & Co., Expires 08/21/2015, Strike Price $91.00	11	99
Eli Lily & Co., Expires 08/21/2015, Strike Price $91.50	24	168
Eli Lily & Co., Expires 08/21/2015, Strike Price $92.00	24	156
Eli Lily & Co., Expires 08/21/2015, Strike Price $92.50	72	504
Eli Lily & Co., Expires 08/21/2015, Strike Price $93.00	8	36
EMC Corp., Expires 08/07/2015, Strike Price $26.50	40	2,140
EMC Corp., Expires 08/14/2015, Strike Price $26.50	40	2,620
EMC Corp., Expires 08/14/2015, Strike Price $27.00	80	3,120
EMC Corp., Expires 08/21/2015, Strike Price $26.50	80	6,040
EMC Corp., Expires 08/21/2015, Strike Price $27.00	20	950
EMC Corp., Expires 08/21/2015, Strike Price $27.50	20	600
EMC Corp., Expires 08/21/2015, Strike Price $28.00	10	175
Endo International PLC, Expires 08/21/2015, Strike Price $95.00	84	3,570
Entergy Corp., Expires 08/21/2015, Strike Price $75.00	28	280
EOG Resources, Inc., Expires 08/07/2015, Strike Price $91.00	11	275
EOG Resources, Inc., Expires 08/07/2015, Strike Price $92.00	22	550
EOG Resources, Inc., Expires 08/07/2015, Strike Price $93.50	1	24
EOG Resources, Inc., Expires 08/07/2015, Strike Price $95.00	11	143
EOG Resources, Inc., Expires 08/07/2015, Strike Price $95.50	11	269
EOG Resources, Inc., Expires 08/07/2015, Strike Price $96.00	22	528
EOG Resources, Inc., Expires 08/07/2015, Strike Price $97.00	11	264
EOG Resources, Inc., Expires 08/21/2015, Strike Price $83.00	27	1,552
EOG Resources, Inc., Expires 08/21/2015, Strike Price $84.00	9	396
EOG Resources, Inc., Expires 08/21/2015, Strike Price $86.50	9	211
EOG Resources, Inc., Expires 08/21/2015, Strike Price $87.00	63	1,323
EOG Resources, Inc., Expires 08/21/2015, Strike Price $87.50	27	499
EOG Resources, Inc., Expires 08/21/2015, Strike Price $88.00	6	102
EOG Resources, Inc., Expires 08/21/2015, Strike Price $88.50	2	30
EOG Resources, Inc., Expires 08/21/2015, Strike Price $89.50	9	135
EQT Corp., Expires 08/21/2015, Strike Price $80.00	119	13,090
Equinix, Inc., Expires 08/21/2015, Strike Price $310.00	24	660
Equinix, Inc., Expires 08/21/2015, Strike Price $320.00	8	200
Equity Residential, Expires 08/21/2015, Strike Price $77.50	13	292
Equity Residential, Expires 08/21/2015, Strike Price $80.00	13	325
Estee Lauder Cos, Inc., Expires 08/21/2015, Strike Price $90.00	51	9,307
Euro Fx Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $1.12	325	40,625
Euro Fx Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $1.13	575	43,125
Euro Fx Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $1.13	325	16,250
Euro Fx Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $1.14	239	7,469
Euro Fx Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $1.14	225	4,219
Euro Fx Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $1.15	152	1,900
Euro-Bund Future, September 2015 Settlement, Expires 08/21/2015, Strike Price EUR 152.00	118	18,143
Euro-Bund Future, September 2015 Settlement, Expires 08/21/2015, Strike Price EUR 152.50	250	54,912
Euro-Bund Future, September 2015 Settlement, Expires 08/21/2015, Strike Price EUR 154.50	232	160,520
Euro-Bund Future, September 2015 Settlement, Expires 08/21/2015, Strike Price EUR 155.00	175	76,877
Euro-Bund Future, September 2015 Settlement, Expires 08/21/2015, Strike Price EUR 156.00	100	15,221
Expedia, Inc., Expires 08/07/2015, Strike Price $112.00	9	8,730
Expedia, Inc., Expires 08/07/2015, Strike Price $123.00	8	960
Express Scripts Holdings Co., Expires 08/07/2015, Strike Price $100.00	1	9
Express Scripts Holdings Co., Expires 08/07/2015, Strike Price $101.00	11	82
Express Scripts Holdings Co., Expires 08/07/2015, Strike Price $105.00	3	75
Express Scripts Holdings Co., Expires 08/21/2015, Strike Price $96.00	7	241
Express Scripts Holdings Co., Expires 08/21/2015, Strike Price $96.50	28	840

Express Scripts Holdings Co., Expires 08/21/2015, Strike Price $98.00	28	588
Express Scripts Holdings Co., Expires 08/21/2015, Strike Price $98.50	14	252
Express Scripts Holdings Co., Expires 08/21/2015, Strike Price $99.00	22	363
Express Scripts Holdings Co., Expires 08/21/2015, Strike Price $100.00	14	182
Express Scripts Holdings Co., Expires 08/21/2015, Strike Price $101.00	7	80
Express Scripts Holdings Co., Expires 08/21/2015, Strike Price $102.00	7	66
Express Scripts Holdings Co., Expires 08/21/2015, Strike Price $103.00	14	119
Express Scripts Holdings Co., Expires 08/21/2015, Strike Price $104.00	7	45
Express Scripts Holdings Co., Expires 08/21/2015, Strike Price $105.00	14	84
Express Scripts Holdings Co., Expires 08/21/2015, Strike Price $110.00	21	94
Exxon Mobil Corp., Expires 08/07/2015, Strike Price $81.50	36	684
Exxon Mobil Corp., Expires 08/07/2015, Strike Price $82.50	68	476
Exxon Mobil Corp., Expires 08/07/2015, Strike Price $83.00	92	414
Exxon Mobil Corp., Expires 08/07/2015, Strike Price $84.00	16	40
Exxon Mobil Corp., Expires 08/14/2015, Strike Price $82.50	12	234
Exxon Mobil Corp., Expires 08/14/2015, Strike Price $83.50	76	646
Exxon Mobil Corp., Expires 08/14/2015, Strike Price $85.00	20	150
Exxon Mobil Corp., Expires 08/14/2015, Strike Price $85.50	24	408
Exxon Mobil Corp., Expires 08/14/2015, Strike Price $86.00	20	70
Exxon Mobil Corp., Expires 08/21/2015, Strike Price $82.50	12	390
Exxon Mobil Corp., Expires 08/21/2015, Strike Price $83.50	40	780
Exxon Mobil Corp., Expires 08/21/2015, Strike Price $84.00	16	232
Exxon Mobil Corp., Expires 08/21/2015, Strike Price $84.50	16	168
Exxon Mobil Corp., Expires 08/21/2015, Strike Price $85.00	24	180
Exxon Mobil Corp., Expires 08/21/2015, Strike Price $85.50	16	104
Exxon Mobil Corp., Expires 08/21/2015, Strike Price $86.00	16	80
Exxon Mobil Corp., Expires 08/21/2015, Strike Price $86.50	8	28
Exxon Mobil Corp., Expires 08/21/2015, Strike Price $87.00	8	24
F5 Networks, Inc., Expires 08/07/2015, Strike Price $119.00	16	24,080
F5 Networks, Inc., Expires 08/07/2015, Strike Price $131.00	8	3,120
F5 Networks, Inc., Expires 08/07/2015, Strike Price $132.00	8	2,540
F5 Networks, Inc., Expires 08/21/2015, Strike Price $132.00	8	3,580
F5 Networks, Inc., Expires 08/21/2015, Strike Price $133.00	16	6,160
F5 Networks, Inc., Expires 08/21/2015, Strike Price $135.00	8	2,244
F5 Networks, Inc., Expires 08/21/2015, Strike Price $136.00	16	3,792
F5 Networks, Inc., Expires 08/21/2015, Strike Price $140.00	8	912
Facebook, Inc., Expires 08/07/2015, Strike Price $90.50	11	4,290
Facebook, Inc., Expires 08/07/2015, Strike Price $91.50	11	3,294
Facebook, Inc., Expires 08/07/2015, Strike Price $92.00	22	5,753
Facebook, Inc., Expires 08/07/2015, Strike Price $93.00	22	4,246
Facebook, Inc., Expires 08/07/2015, Strike Price $93.50	33	5,428
Facebook, Inc., Expires 08/07/2015, Strike Price $94.00	33	4,521
Facebook, Inc., Expires 08/07/2015, Strike Price $94.50	33	3,762
Facebook, Inc., Expires 08/07/2015, Strike Price $95.00	33	3,135
Facebook, Inc., Expires 08/07/2015, Strike Price $95.50	44	3,476
Facebook, Inc., Expires 08/07/2015, Strike Price $96.00	29	1,827
Facebook, Inc., Expires 08/07/2015, Strike Price $100.00	53	901
Facebook, Inc., Expires 08/14/2015, Strike Price $100.00	42	1,554
Facebook, Inc., Expires 08/14/2015, Strike Price $105.00	12	180
Facebook, Inc., Expires 08/21/2015, Strike Price $99.50	7	497
Facebook, Inc., Expires 08/21/2015, Strike Price $100.00	42	2,667
Facebook, Inc., Expires 08/21/2015, Strike Price $101.00	112	5,600
Facebook, Inc., Expires 08/21/2015, Strike Price $102.00	28	1,176
Facebook, Inc., Expires 08/21/2015, Strike Price $103.00	7	241
Facebook, Inc., Expires 08/21/2015, Strike Price $104.00	21	598
Facebook, Inc., Expires 08/21/2015, Strike Price $105.00	14	350
Facebook, Inc., Expires 08/21/2015, Strike Price $110.00	7	98
FedEx Corp., Expires 08/07/2015, Strike Price $175.00	18	702
FedEx Corp., Expires 08/07/2015, Strike Price $180.00	15	112
FedEx Corp., Expires 08/14/2015, Strike Price $177.50	45	1,957
FedEx Corp., Expires 08/14/2015, Strike Price $180.00	20	610
FedEx Corp., Expires 08/14/2015, Strike Price $182.50	25	6,000
Fidelity National Information Services, Inc., Expires 08/21/2015, Strike Price $65.00	15	2,115
Fluor Corp., Expires 08/07/2015, Strike Price $49.00	52	520
Fluor Corp., Expires 08/14/2015, Strike Price $53.00	13	162

Fluor Corp., Expires 08/21/2015, Strike Price $50.00	13	195
Ford Motor Co., Expires 08/14/2015, Strike Price $15.00	40	640
Fossil Group, Inc., Expires 08/21/2015, Strike Price $78.00	4	260
Fossil Group, Inc., Expires 08/21/2015, Strike Price $80.00	24	1,020
Fossil Group, Inc., Expires 08/21/2015, Strike Price $80.50	14	525
GameStop Corp., Expires 08/07/2015, Strike Price $50.00	16	272
GameStop Corp., Expires 08/07/2015, Strike Price $52.00	1	25
GameStop Corp., Expires 08/14/2015, Strike Price $52.00	49	318
GameStop Corp., Expires 08/14/2015, Strike Price $52.50	1	6
Gap, Inc., Expires 08/14/2015, Strike Price $39.00	15	195
Gap, Inc., Expires 08/14/2015, Strike Price $40.00	40	280
Gap, Inc., Expires 08/14/2015, Strike Price $40.50	20	140
Gap, Inc., Expires 08/14/2015, Strike Price $41.00	120	840
Gap, Inc., Expires 08/21/2015, Strike Price $37.50	18	990
General Dynamics Corp., Expires 08/21/2015, Strike Price $150.00	47	9,400
General Dynamics Corp., Expires 08/21/2015, Strike Price $155.00	28	1,330
General Motors Co., Expires 08/07/2015, Strike Price $32.00	60	1,500
General Motors Co., Expires 08/07/2015, Strike Price $32.50	40	460
General Motors Co., Expires 08/14/2015, Strike Price $32.50	60	1,410
General Motors Co., Expires 08/14/2015, Strike Price $33.00	20	280
General Motors Co., Expires 08/14/2015, Strike Price $33.50	20	180
General Motors Co., Expires 08/14/2015, Strike Price $34.00	40	260
General Motors Co., Expires 08/21/2015, Strike Price $32.50	20	700
Gold 100 Oz. Future, September 2015 Settlement, Expires 08/26/2015, Strike Price $1055.00 (a)	425	225,250
Gold 100 Oz. Future, September 2015 Settlement, Expires 08/26/2015, Strike Price $1065.00 (a)	375	266,250
Gold 100 Oz. Future, September 2015 Settlement, Expires 08/26/2015, Strike Price $1100.00 (a)	150	208,500
Gold 100 Oz. Future, September 2015 Settlement, Expires 08/26/2015, Strike Price $1105.00 (a)	150	174,000
Gold 100 Oz. Future, September 2015 Settlement, Expires 08/26/2015, Strike Price $1110.00 (a)	550	528,000
Gold 100 Oz. Future, September 2015 Settlement, Expires 08/26/2015, Strike Price $1115.00 (a)	325	256,750
Gold 100 Oz. Future, September 2015 Settlement, Expires 08/26/2015, Strike Price $1120.00 (a)	450	288,000
Gold 100 Oz. Future, September 2015 Settlement, Expires 08/26/2015, Strike Price $1125.00 (a)	350	178,500
Gold 100 Oz. Future, September 2015 Settlement, Expires 08/26/2015, Strike Price $1135.00 (a)	150	48,000
Goodyear Tire & Rubber Co., Expires 08/07/2015, Strike Price $30.50	74	1,850
Google, Inc., Expires 08/07/2015, Strike Price $557.50	4	27,700
Google, Inc., Expires 08/07/2015, Strike Price $560.00	2	13,350
Google, Inc., Expires 08/07/2015, Strike Price $582.50	2	15,180
Google, Inc., Expires 08/07/2015, Strike Price $585.00	2	14,680
Google, Inc., Expires 08/07/2015, Strike Price $587.50	3	21,300
Google, Inc., Expires 08/07/2015, Strike Price $590.00	2	13,680
Google, Inc., Expires 08/07/2015, Strike Price $605.00	2	10,680
Google, Inc., Expires 08/07/2015, Strike Price $610.00	2	9,700
Google, Inc., Expires 08/14/2015, Strike Price $720.00	3	67
Google, Inc., Expires 08/21/2015, Strike Price $650.00	5	1,775
Google, Inc., Expires 08/21/2015, Strike Price $652.50	1	307
Google, Inc., Expires 08/21/2015, Strike Price $655.00	7	1,855
Google, Inc., Expires 08/21/2015, Strike Price $657.50	5	1,162
Google, Inc., Expires 08/21/2015, Strike Price $660.00	16	3,200
Google, Inc., Expires 08/21/2015, Strike Price $662.50	18	3,105
Google, Inc., Expires 08/21/2015, Strike Price $665.00	20	2,900
Google, Inc., Expires 08/21/2015, Strike Price $667.50	10	1,250
Google, Inc., Expires 08/21/2015, Strike Price $670.00	17	1,785
Google, Inc., Expires 08/21/2015, Strike Price $672.50	5	462
Google, Inc., Expires 08/21/2015, Strike Price $675.00	11	852
Google, Inc., Expires 08/21/2015, Strike Price $677.50	8	520
Google, Inc., Expires 08/21/2015, Strike Price $680.00	2	110
Google, Inc., Expires 08/21/2015, Strike Price $682.50	1	400
Google, Inc., Expires 08/21/2015, Strike Price $682.50	3	143
Google, Inc., Expires 08/21/2015, Strike Price $685.00	3	128
Google, Inc., Expires 08/21/2015, Strike Price $687.50	2	605
Google, Inc., Expires 08/21/2015, Strike Price $687.50	8	320
Google, Inc., Expires 08/21/2015, Strike Price $690.00	4	140
Google, Inc., Expires 08/21/2015, Strike Price $690.00	3	765
Google, Inc., Expires 08/21/2015, Strike Price $692.50	2	455
Google, Inc., Expires 08/21/2015, Strike Price $692.50	5	150
Google, Inc., Expires 08/21/2015, Strike Price $695.00	2	50

Google, Inc., Expires 08/21/2015, Strike Price $695.00	7	1,400
Google, Inc., Expires 08/21/2015, Strike Price $697.50	4	680
Google, Inc., Expires 08/21/2015, Strike Price $697.50	1	28
Google, Inc., Expires 08/21/2015, Strike Price $700.00	4	60
Google, Inc., Expires 08/21/2015, Strike Price $700.00	8	1,180
Google, Inc., Expires 08/21/2015, Strike Price $702.50	26	3,315
Google, Inc., Expires 08/21/2015, Strike Price $702.50	2	45
Google, Inc., Expires 08/21/2015, Strike Price $705.00	7	770
Google, Inc., Expires 08/21/2015, Strike Price $707.50	1	95
Google, Inc., Expires 08/21/2015, Strike Price $707.50	3	60
Google, Inc., Expires 08/21/2015, Strike Price $710.00	4	350
Google, Inc., Expires 08/21/2015, Strike Price $712.50	7	438
Google, Inc., Expires 08/21/2015, Strike Price $715.00	11	578
Google, Inc., Expires 08/21/2015, Strike Price $717.50	3	113
Google, Inc., Expires 08/21/2015, Strike Price $720.00	7	263
Google, Inc., Expires 08/21/2015, Strike Price $720.00	3	53
Google, Inc., Expires 08/21/2015, Strike Price $722.50	1	38
Google, Inc., Expires 08/21/2015, Strike Price $725.00	1	20
Google, Inc., Expires 08/21/2015, Strike Price $725.00	3	90
Google, Inc., Expires 08/21/2015, Strike Price $727.50	2	70
Google, Inc., Expires 08/21/2015, Strike Price $730.00	1	18
Google, Inc., Expires 08/21/2015, Strike Price $730.00	3	98
Google, Inc., Expires 08/21/2015, Strike Price $732.50	1	33
Google, Inc., Expires 08/21/2015, Strike Price $735.00	3	53
Google, Inc., Expires 08/21/2015, Strike Price $735.00	5	150
Google, Inc., Expires 08/21/2015, Strike Price $740.00	19	143
Google, Inc., Expires 08/21/2015, Strike Price $740.00	5	138
Google, Inc., Expires 08/21/2015, Strike Price $745.00	14	210
Google, Inc., Expires 08/21/2015, Strike Price $745.00	1	23
Google, Inc., Expires 08/21/2015, Strike Price $750.00	6	135
Google, Inc., Expires 08/21/2015, Strike Price $750.00	11	165
Google, Inc., Expires 08/21/2015, Strike Price $755.00	2	50
Google, Inc., Expires 08/21/2015, Strike Price $760.00	6	120
Google, Inc., Expires 08/21/2015, Strike Price $770.00	1	18
Google, Inc., Expires 08/21/2015, Strike Price $775.00	2	35
Google, Inc., Expires 08/21/2015, Strike Price $780.00	2	35
Google, Inc., Expires 08/21/2015, Strike Price $785.00	3	53
Google, Inc., Expires 08/21/2015, Strike Price $790.00	2	35
Google, Inc., Expires 08/21/2015, Strike Price $800.00	2	30
Halliburton Co., Expires 08/07/2015, Strike Price $43.00	45	1,125
Halliburton Co., Expires 08/07/2015, Strike Price $43.50	30	450
Halliburton Co., Expires 08/07/2015, Strike Price $44.00	60	510
Halliburton Co., Expires 08/07/2015, Strike Price $44.50	30	195
Halliburton Co., Expires 08/07/2015, Strike Price $45.00	14	56
Halliburton Co., Expires 08/07/2015, Strike Price $46.00	45	203
Halliburton Co., Expires 08/14/2015, Strike Price $43.50	45	1,553
Halliburton Co., Expires 08/14/2015, Strike Price $44.00	60	1,440
Halliburton Co., Expires 08/14/2015, Strike Price $44.50	45	720
Halliburton Co., Expires 08/14/2015, Strike Price $45.00	49	515
Halliburton Co., Expires 08/14/2015, Strike Price $45.50	7	53
Halliburton Co., Expires 08/14/2015, Strike Price $46.00	15	98
Halliburton Co., Expires 08/14/2015, Strike Price $46.50	15	83
Halliburton Co., Expires 08/14/2015, Strike Price $47.50	15	75
Halliburton Co., Expires 08/21/2015, Strike Price $43.00	15	1,028
Halliburton Co., Expires 08/21/2015, Strike Price $43.50	60	3,120
Halliburton Co., Expires 08/21/2015, Strike Price $44.00	45	1,755
Halliburton Co., Expires 08/21/2015, Strike Price $44.50	75	2,138
Halliburton Co., Expires 08/21/2015, Strike Price $45.00	30	630
Halliburton Co., Expires 08/21/2015, Strike Price $45.50	15	218
Halliburton Co., Expires 08/21/2015, Strike Price $46.00	30	315
Halliburton Co., Expires 08/21/2015, Strike Price $46.50	15	113
Halliburton Co., Expires 08/21/2015, Strike Price $47.00	45	270
Halliburton Co., Expires 08/21/2015, Strike Price $47.50	45	180
Halliburton Co., Expires 08/21/2015, Strike Price $48.00	15	53
Halliburton Co., Expires 08/21/2015, Strike Price $49.00	15	38

Harman International Industries, Inc., Expires 08/21/2015, Strike Price $110.00	27	11,475
Harman International Industries, Inc., Expires 08/21/2015, Strike Price $120.00	27	3,713
Harris Corp., Expires 08/21/2015, Strike Price $85.00	31	3,875
Hartford Financial Services Group, Inc., Expires 08/21/2015, Strike Price $55.00	14	182
Hasbro, Inc., Expires 08/21/2015, Strike Price $82.50	24	600
Henry Schein, Inc., Expires 08/21/2015, Strike Price $155.00	15	188
Hershey Co., Expires 08/21/2015, Strike Price $95.00	28	2,086
Hess Corp., Expires 08/07/2015, Strike Price $60.50	11	391
Hess Corp., Expires 08/14/2015, Strike Price $62.00	7	221
Hess Corp., Expires 08/14/2015, Strike Price $62.50	22	539
Hess Corp., Expires 08/21/2015, Strike Price $60.50	11	1,084
Hess Corp., Expires 08/21/2015, Strike Price $61.00	22	1,782
Hess Corp., Expires 08/21/2015, Strike Price $62.00	22	1,177
Hess Corp., Expires 08/21/2015, Strike Price $63.00	11	374
Hess Corp., Expires 08/21/2015, Strike Price $63.50	33	908
Hess Corp., Expires 08/21/2015, Strike Price $64.00	22	473
Hess Corp., Expires 08/21/2015, Strike Price $64.50	22	374
Hess Corp., Expires 08/21/2015, Strike Price $65.00	22	308
Hess Corp., Expires 08/21/2015, Strike Price $65.50	11	127
Hess Corp., Expires 08/21/2015, Strike Price $66.00	22	220
Hess Corp., Expires 08/21/2015, Strike Price $66.50	33	297
Hess Corp., Expires 08/21/2015, Strike Price $67.00	11	83
Hess Corp., Expires 08/21/2015, Strike Price $67.50	11	77
Hewlett-Packard Co., Expires 08/21/2015, Strike Price $32.00	2	118
Hewlett-Packard Co., Expires 08/21/2015, Strike Price $33.50	18	477
Hewlett-Packard Co., Expires 08/21/2015, Strike Price $34.00	100	2,050
Hewlett-Packard Co., Expires 08/21/2015, Strike Price $35.00	20	260
Home Depot, Inc., Expires 08/07/2015, Strike Price $116.00	9	1,373
Home Depot, Inc., Expires 08/07/2015, Strike Price $118.00	69	3,174
Home Depot, Inc., Expires 08/14/2015, Strike Price $118.00	6	480
Home Depot, Inc., Expires 08/14/2015, Strike Price $119.00	6	282
Home Depot, Inc., Expires 08/14/2015, Strike Price $120.00	6	162
Home Depot, Inc., Expires 08/21/2015, Strike Price $117.00	37	7,826
Home Depot, Inc., Expires 08/21/2015, Strike Price $118.00	9	1,458
Home Depot, Inc., Expires 08/21/2015, Strike Price $122.00	9	405
Humana, Inc., Expires 08/07/2015, Strike Price $215.00	5	950
Humana, Inc., Expires 08/14/2015, Strike Price $200.00	24	600
Humana, Inc., Expires 08/21/2015, Strike Price $195.00	38	665
Illinois Tool Works, Inc., Expires 08/21/2015, Strike Price $90.00	1	110
Ingersoll-Rand PLC, Expires 08/21/2015, Strike Price $67.50	4	40
Intel Corp., Expires 08/07/2015, Strike Price $29.00	60	1,320
Intel Corp., Expires 08/14/2015, Strike Price $29.50	40	640
Intercontinental Exchange, Inc., Expires 08/21/2015, Strike Price $240.00	15	1,650
Intercontinental Exchange, Inc., Expires 08/21/2015, Strike Price $250.00	6	135
International Business Machines Corp., Expires 08/07/2015, Strike Price $162.50	138	9,936
International Business Machines Corp., Expires 08/07/2015, Strike Price $167.50	14	84
International Business Machines Corp., Expires 08/07/2015, Strike Price $170.00	24	48
International Business Machines Corp., Expires 08/07/2015, Strike Price $182.50	24	48
International Business Machines Corp., Expires 08/07/2015, Strike Price $187.50	6	39
International Business Machines Corp., Expires 08/07/2015, Strike Price $190.00	6	51
International Business Machines Corp., Expires 08/14/2015, Strike Price $167.50	6	75
International Business Machines Corp., Expires 08/14/2015, Strike Price $170.00	42	294
International Business Machines Corp., Expires 08/14/2015, Strike Price $172.50	12	72
International Business Machines Corp., Expires 08/21/2015, Strike Price $165.00	30	1,920
International Business Machines Corp., Expires 08/21/2015, Strike Price $167.50	24	672
International Business Machines Corp., Expires 08/21/2015, Strike Price $172.50	10	65
International Business Machines Corp., Expires 08/21/2015, Strike Price $175.00	4	22
International Flavors & Fragrances, Inc., Expires 08/21/2015, Strike Price $115.00	2	560
International Flavors & Fragrances, Inc., Expires 08/21/2015, Strike Price $120.00	17	1,445
Intuit, Inc., Expires 08/21/2015, Strike Price $110.00	35	2,975
Intuit, Inc., Expires 08/21/2015, Strike Price $115.00	9	270
Intuitive Surgical, Inc., Expires 08/07/2015, Strike Price $540.00	2	720
Intuitive Surgical, Inc., Expires 08/14/2015, Strike Price $610.00	2	200
Intuitive Surgical, Inc., Expires 08/14/2015, Strike Price $620.00	6	570
Intuitive Surgical, Inc., Expires 08/21/2015, Strike Price $572.50	3	495

Intuitive Surgical, Inc., Expires 08/21/2015, Strike Price $575.00	2	300
Intuitive Surgical, Inc., Expires 08/21/2015, Strike Price $577.50	4	470
Intuitive Surgical, Inc., Expires 08/21/2015, Strike Price $580.00	10	1,000
Intuitive Surgical, Inc., Expires 08/21/2015, Strike Price $585.00	4	480
Japanese Yen Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $79.00	79	3,456
Japanese Yen Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $81.00	396	113,850
Japanese Yen Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $81.50	575	71,875
Japanese Yen Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $82.00	400	25,000
Japanese Yen Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $82.50	455	14,219
Japanese Yen Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $83.00	385	7,219
Japanese Yen Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $83.50	100	1,250
JB Hunt Transport Services, Inc., Expires 08/21/2015, Strike Price $85.00	73	8,030
JM Smucker Co., Expires 08/21/2015, Strike Price $110.00	25	6,188
Joy Global, Inc., Expires 08/21/2015, Strike Price $28.00	40	1,420
Joy Global, Inc., Expires 08/21/2015, Strike Price $31.50	81	405
JPMorgan Chase & Co., Expires 08/07/2015, Strike Price $69.50	14	287
JPMorgan Chase & Co., Expires 08/07/2015, Strike Price $70.50	42	231
JPMorgan Chase & Co., Expires 08/07/2015, Strike Price $71.00	56	140
JPMorgan Chase & Co., Expires 08/07/2015, Strike Price $71.50	28	70
JPMorgan Chase & Co., Expires 08/07/2015, Strike Price $72.00	42	210
JPMorgan Chase & Co., Expires 08/07/2015, Strike Price $72.50	14	77
JPMorgan Chase & Co., Expires 08/07/2015, Strike Price $73.00	28	140
JPMorgan Chase & Co., Expires 08/07/2015, Strike Price $73.50	14	70
Juniper Networks, Inc., Expires 08/21/2015, Strike Price $29.50	20	450
Kansas City Southern, Expires 08/07/2015, Strike Price $98.00	7	1,470
Kansas City Southern, Expires 08/07/2015, Strike Price $102.00	17	680
Kansas City Southern, Expires 08/07/2015, Strike Price $105.00	10	125
Kansas City Southern, Expires 08/14/2015, Strike Price $99.50	7	1,260
Kansas City Southern, Expires 08/14/2015, Strike Price $100.00	7	1,085
Kansas City Southern, Expires 08/21/2015, Strike Price $96.50	7	2,800
Kansas City Southern, Expires 08/21/2015, Strike Price $97.00	7	2,520
Kansas City Southern, Expires 08/21/2015, Strike Price $99.00	2	485
Kansas City Southern, Expires 08/21/2015, Strike Price $99.50	14	3,045
Kansas City Southern, Expires 08/21/2015, Strike Price $100.00	14	2,695
Kansas City Southern, Expires 08/21/2015, Strike Price $101.00	7	1,068
Kansas City Southern, Expires 08/21/2015, Strike Price $102.00	16	1,880
Kansas City Southern, Expires 08/21/2015, Strike Price $103.00	9	788
Kellogg Co., Expires 08/21/2015, Strike Price $70.00	43	538
Kraft Heinz Co., Expires 08/21/2015, Strike Price $80.00	180	23,400
Kraft Heinz Co., Expires 08/21/2015, Strike Price $85.00	12	180
L Brands, Inc., Expires 08/21/2015, Strike Price $88.00	24	360
L-3 Communications Holdings, Inc., Expires 08/21/2015, Strike Price $125.00	8	80
L-3 Communications Holdings, Inc., Expires 08/21/2015, Strike Price $130.00	17	85
Laboratory Corp. of America Holdings, Expires 08/21/2015, Strike Price $130.00	8	760
Laboratory Corp. of America Holdings, Expires 08/21/2015, Strike Price $135.00	16	480
Lam Research Corp., Expires 08/21/2015, Strike Price $80.00	53	4,240
Lam Research Corp., Expires 08/21/2015, Strike Price $90.00	13	163
Lean Hogs Future, August 2015 Settlement, Expires 08/14/2015, Strike Price $77.00 (a)	515	412,000
Lean Hogs Future, August 2015 Settlement, Expires 08/18/2015, Strike Price $78.00 (a)	378	196,560
Lean Hogs Future, August 2015 Settlement, Expires 08/18/2015, Strike Price $79.00 (a)	385	119,350
Lean Hogs Future, August 2015 Settlement, Expires 08/18/2015, Strike Price $80.00 (a)	390	66,300
Lean Hogs Future, August 2015 Settlement, Expires 08/18/2015, Strike Price $81.00 (a)	120	12,000
Live Cattle Future, August 2015 Settlement, Expires 08/07/2015, Strike Price $150.00 (a)	20	742
Live Cattle Future, August 2015 Settlement, Expires 08/07/2015, Strike Price $151.00 (a)	80	2,400
Live Cattle Future, August 2015 Settlement, Expires 08/07/2015, Strike Price $152.00 (a)	60	1,200
Live Cattle Future, August 2015 Settlement, Expires 08/07/2015, Strike Price $153.00 (a)	90	1,800
Live Cattle Future, August 2015 Settlement, Expires 08/07/2015, Strike Price $154.00 (a)	90	1,800
Live Cattle Future, August 2015 Settlement, Expires 08/07/2015, Strike Price $155.00 (a)	30	300
Lockheed Martin Corp., Expires 08/21/2015, Strike Price $210.00	36	7,110
Lockheed Martin Corp., Expires 08/21/2015, Strike Price $215.00	30	2,100
LyondellBasell Industries NV, Expires 08/21/2015, Strike Price $97.50	33	2,805
LyondellBasell Industries NV, Expires 08/21/2015, Strike Price $100.00	176	7,480
Macerich Co., Expires 08/21/2015, Strike Price $85.00	28	1,400
Macerich Co., Expires 08/21/2015, Strike Price $90.00	42	1,155
Macy's, Inc., Expires 08/07/2015, Strike Price $76.00	110	605

Macy's, Inc., Expires 08/07/2015, Strike Price $76.50	22	132
Macy's, Inc., Expires 08/07/2015, Strike Price $77.00	22	99
Macy's, Inc., Expires 08/07/2015, Strike Price $78.00	44	198
Macy's, Inc., Expires 08/07/2015, Strike Price $79.00	55	248
Macy's, Inc., Expires 08/07/2015, Strike Price $80.00	11	50
Marathon Oil Corp., Expires 08/14/2015, Strike Price $23.50	20	190
Marathon Oil Corp., Expires 08/21/2015, Strike Price $23.00	80	1,240
Marathon Oil Corp., Expires 08/21/2015, Strike Price $23.50	120	1,320
Marathon Oil Corp., Expires 08/21/2015, Strike Price $24.00	240	1,920
Marathon Petroleum Corp., Expires 08/14/2015, Strike Price $63.00	12	120
Marathon Petroleum Corp., Expires 08/21/2015, Strike Price $58.50	41	1,333
Marathon Petroleum Corp., Expires 08/21/2015, Strike Price $59.00	48	1,200
Marathon Petroleum Corp., Expires 08/21/2015, Strike Price $59.50	16	360
Marathon Petroleum Corp., Expires 08/21/2015, Strike Price $60.00	60	1,050
Marathon Petroleum Corp., Expires 08/21/2015, Strike Price $60.50	12	210
Marathon Petroleum Corp., Expires 08/21/2015, Strike Price $61.00	12	180
Marathon Petroleum Corp., Expires 08/21/2015, Strike Price $61.50	12	180
Marathon Petroleum Corp., Expires 08/21/2015, Strike Price $62.00	120	1,500
Marathon Petroleum Corp., Expires 08/21/2015, Strike Price $62.50	12	120
Marathon Petroleum Corp., Expires 08/21/2015, Strike Price $63.00	96	1,200
Marathon Petroleum Corp., Expires 08/21/2015, Strike Price $63.50	12	150
Marathon Petroleum Corp., Expires 08/21/2015, Strike Price $64.50	48	600
Marathon Petroleum Corp., Expires 08/21/2015, Strike Price $65.50	48	480
Marathon Petroleum Corp., Expires 08/21/2015, Strike Price $66.00	7	70
Marriott International, Inc., Expires 08/21/2015, Strike Price $77.50	13	293
Martin Marietta Materials, Inc., Expires 08/21/2015, Strike Price $160.00	28	9,660
Martin Marietta Materials, Inc., Expires 08/21/2015, Strike Price $175.00	12	450
MasterCard, Inc., Expires 08/14/2015, Strike Price $106.00	1	14
MasterCard, Inc., Expires 08/21/2015, Strike Price $98.00	1	134
MasterCard, Inc., Expires 08/21/2015, Strike Price $100.00	35	2,153
MasterCard, Inc., Expires 08/21/2015, Strike Price $102.00	10	245
MasterCard, Inc., Expires 08/21/2015, Strike Price $104.00	9	95
MasterCard, Inc., Expires 08/21/2015, Strike Price $105.00	14	91
MasterCard, Inc., Expires 08/21/2015, Strike Price $106.00	10	30
MasterCard, Inc., Expires 08/21/2015, Strike Price $107.00	10	40
MasterCard, Inc., Expires 08/21/2015, Strike Price $108.00	35	122
MasterCard, Inc., Expires 08/21/2015, Strike Price $110.00	7	25
McCormick & Co, Inc., Expires 08/21/2015, Strike Price $85.00	12	270
McDonald's Corp., Expires 08/07/2015, Strike Price $98.50	10	1,680
McDonald's Corp., Expires 08/07/2015, Strike Price $99.00	34	4,454
McDonald's Corp., Expires 08/07/2015, Strike Price $100.00	24	1,788
McDonald's Corp., Expires 08/07/2015, Strike Price $102.00	20	380
McDonald's Corp., Expires 08/14/2015, Strike Price $99.50	10	1,325
McDonald's Corp., Expires 08/14/2015, Strike Price $100.00	20	2,160
McDonald's Corp., Expires 08/14/2015, Strike Price $101.00	10	685
McDonald's Corp., Expires 08/14/2015, Strike Price $102.00	10	415
McDonald's Corp., Expires 08/14/2015, Strike Price $103.00	70	1,715
McDonald's Corp., Expires 08/21/2015, Strike Price $101.00	10	945
McDonald's Corp., Expires 08/21/2015, Strike Price $102.00	10	635
McDonald's Corp., Expires 08/21/2015, Strike Price $105.00	10	155
McGraw Hill Financial, Inc., Expires 08/21/2015, Strike Price $105.00	43	2,365
McGraw Hill Financial, Inc., Expires 08/21/2015, Strike Price $110.00	10	75
McKesson Corp., Expires 08/21/2015, Strike Price $240.00	20	250
Mead Johnson Nutrition Co., Expires 08/21/2015, Strike Price $95.00	91	5,324
Mead Johnson Nutrition Co., Expires 08/21/2015, Strike Price $105.00	10	200
Medtronic PLC, Expires 08/07/2015, Strike Price $79.00	76	2,356
Medtronic PLC, Expires 08/07/2015, Strike Price $79.50	20	350
Medtronic PLC, Expires 08/07/2015, Strike Price $80.00	10	100
Medtronic PLC, Expires 08/14/2015, Strike Price $79.50	40	1,540
Medtronic PLC, Expires 08/14/2015, Strike Price $80.00	50	1,275
MetLife, Inc., Expires 08/07/2015, Strike Price $58.00	11	61
MetLife, Inc., Expires 08/21/2015, Strike Price $58.50	11	121
Michael Kors Holdings Ltd., Expires 08/14/2015, Strike Price $44.00	16	2,560
Michael Kors Holdings Ltd., Expires 08/14/2015, Strike Price $44.50	16	2,280
Michael Kors Holdings Ltd., Expires 08/14/2015, Strike Price $45.00	16	2,080

Michael Kors Holdings Ltd., Expires 08/14/2015, Strike Price $45.50	20	2,100
Michael Kors Holdings Ltd., Expires 08/21/2015, Strike Price $41.00	14	4,340
Microsoft Corp., Expires 08/14/2015, Strike Price $47.50	14	462
Microsoft Corp., Expires 08/14/2015, Strike Price $48.00	14	294
Microsoft Corp., Expires 08/14/2015, Strike Price $49.00	1	8
Microsoft Corp., Expires 08/21/2015, Strike Price $47.50	42	1,701
Microsoft Corp., Expires 08/21/2015, Strike Price $48.00	98	2,499
Mohawk Industries, Inc., Expires 08/21/2015, Strike Price $200.00	15	9,825
Mohawk Industries, Inc., Expires 08/21/2015, Strike Price $210.00	15	3,638
Molson Coors Brewing Co., Expires 08/21/2015, Strike Price $75.00	3	270
Molson Coors Brewing Co., Expires 08/21/2015, Strike Price $77.50	38	1,900
Monsanto Co., Expires 08/07/2015, Strike Price $111.00	7	175
Monsanto Co., Expires 08/07/2015, Strike Price $112.00	14	350
Monsanto Co., Expires 08/07/2015, Strike Price $114.00	28	700
Monsanto Co., Expires 08/07/2015, Strike Price $116.00	28	700
Monsanto Co., Expires 08/14/2015, Strike Price $111.00	9	180
Monsanto Co., Expires 08/14/2015, Strike Price $115.00	14	126
Monsanto Co., Expires 08/14/2015, Strike Price $116.00	28	700
Monsanto Co., Expires 08/14/2015, Strike Price $117.00	28	700
Monsanto Co., Expires 08/14/2015, Strike Price $120.00	2	50
Monsanto Co., Expires 08/21/2015, Strike Price $110.00	28	546
Monsanto Co., Expires 08/21/2015, Strike Price $113.00	7	70
Monsanto Co., Expires 08/21/2015, Strike Price $114.00	14	112
Monsanto Co., Expires 08/21/2015, Strike Price $115.00	70	525
Monsanto Co., Expires 08/21/2015, Strike Price $116.00	28	168
Monsanto Co., Expires 08/21/2015, Strike Price $117.00	7	42
Monsanto Co., Expires 08/21/2015, Strike Price $118.00	5	28
Monsanto Co., Expires 08/21/2015, Strike Price $119.00	11	44
Monsanto Co., Expires 08/21/2015, Strike Price $120.00	7	35
Monster Beverage Corp., Expires 08/07/2015, Strike Price $140.00	7	10,605
Monster Beverage Corp., Expires 08/07/2015, Strike Price $141.00	7	10,080
Monster Beverage Corp., Expires 08/07/2015, Strike Price $143.00	1	1,280
Monster Beverage Corp., Expires 08/07/2015, Strike Price $144.00	2	2,410
Monster Beverage Corp., Expires 08/07/2015, Strike Price $145.00	9	10,125
Monster Beverage Corp., Expires 08/07/2015, Strike Price $152.50	14	8,960
Monster Beverage Corp., Expires 08/07/2015, Strike Price $155.00	18	9,450
Monster Beverage Corp., Expires 08/07/2015, Strike Price $160.00	7	2,310
Moody's Corp., Expires 08/21/2015, Strike Price $115.00	41	820
Mosaic Co., Expires 08/21/2015, Strike Price $44.50	15	638
Mosaic Co., Expires 08/21/2015, Strike Price $45.50	15	338
Mosaic Co., Expires 08/21/2015, Strike Price $46.00	15	248
Mosaic Co., Expires 08/21/2015, Strike Price $47.00	15	143
Mylan NV, Expires 08/07/2015, Strike Price $60.50	3	78
Mylan NV, Expires 08/21/2015, Strike Price $62.50	4	116
Mylan NV, Expires 08/21/2015, Strike Price $67.50	14	161
National Oilwell Varco, Inc., Expires 08/07/2015, Strike Price $47.00	15	98
National Oilwell Varco, Inc., Expires 08/14/2015, Strike Price $45.00	15	345
National Oilwell Varco, Inc., Expires 08/21/2015, Strike Price $44.50	15	765
National Oilwell Varco, Inc., Expires 08/21/2015, Strike Price $45.50	15	458
National Oilwell Varco, Inc., Expires 08/21/2015, Strike Price $46.00	131	3,013
National Oilwell Varco, Inc., Expires 08/21/2015, Strike Price $46.50	60	1,080
National Oilwell Varco, Inc., Expires 08/21/2015, Strike Price $47.00	23	322
National Oilwell Varco, Inc., Expires 08/21/2015, Strike Price $47.50	15	173
National Oilwell Varco, Inc., Expires 08/21/2015, Strike Price $49.50	15	120
National Oilwell Varco, Inc., Expires 08/21/2015, Strike Price $50.00	120	1,080
Natural Gas Future, September 2015 Settlement, Expires 08/26/2015, Strike Price $2.90 (a)	275	112,750
Natural Gas Future, September 2015 Settlement, Expires 08/26/2015, Strike Price $2.95 (a)	500	155,000
Natural Gas Future, September 2015 Settlement, Expires 08/26/2015, Strike Price $3.00 (a)	375	86,250
Natural Gas Future, September 2015 Settlement, Expires 08/26/2015, Strike Price $3.05 (a)	400	68,000
Natural Gas Future, September 2015 Settlement, Expires 08/26/2015, Strike Price $3.10 (a)	325	42,250
NetApp, Inc., Expires 08/21/2015, Strike Price $32.50	40	2,640
NetApp, Inc., Expires 08/21/2015, Strike Price $34.50	20	550
NetApp, Inc., Expires 08/21/2015, Strike Price $35.50	6	108
Netflix, Inc., Expires 08/07/2015, Strike Price $120.00	91	4,687
Netflix, Inc., Expires 08/07/2015, Strike Price $125.00	28	434

Netflix, Inc., Expires 08/07/2015, Strike Price $130.00	273	1,502
Netflix, Inc., Expires 08/14/2015, Strike Price $120.00	182	18,564
Netflix, Inc., Expires 08/14/2015, Strike Price $125.00	70	2,590
Netflix, Inc., Expires 08/14/2015, Strike Price $130.00	266	4,522
Newmont Mining Corp., Expires 08/07/2015, Strike Price $18.50	40	320
Newmont Mining Corp., Expires 08/07/2015, Strike Price $19.00	20	130
Newmont Mining Corp., Expires 08/07/2015, Strike Price $19.50	20	150
Newmont Mining Corp., Expires 08/14/2015, Strike Price $18.50	80	1,320
Newmont Mining Corp., Expires 08/14/2015, Strike Price $19.00	60	690
Newmont Mining Corp., Expires 08/14/2015, Strike Price $19.50	40	360
Newmont Mining Corp., Expires 08/14/2015, Strike Price $20.00	40	280
Newmont Mining Corp., Expires 08/14/2015, Strike Price $20.50	20	110
Newmont Mining Corp., Expires 08/21/2015, Strike Price $18.50	120	3,120
Newmont Mining Corp., Expires 08/21/2015, Strike Price $19.00	20	340
Newmont Mining Corp., Expires 08/21/2015, Strike Price $19.50	20	220
Newmont Mining Corp., Expires 08/21/2015, Strike Price $20.00	20	160
Newmont Mining Corp., Expires 08/21/2015, Strike Price $20.50	20	120
Newmont Mining Corp., Expires 08/21/2015, Strike Price $21.00	20	80
Nextera Energy, Inc., Expires 08/21/2015, Strike Price $110.00	27	540
Nike, Inc., Expires 08/07/2015, Strike Price $119.00	23	115
Nike, Inc., Expires 08/07/2015, Strike Price $120.00	13	65
Nike, Inc., Expires 08/14/2015, Strike Price $116.00	62	5,797
Nike, Inc., Expires 08/14/2015, Strike Price $117.00	28	1,582
Nordstrom, Inc., Expires 08/21/2015, Strike Price $80.00	12	564
Norfolk Southern Corp., Expires 08/07/2015, Strike Price $85.50	16	600
Norfolk Southern Corp., Expires 08/07/2015, Strike Price $86.00	8	200
Norfolk Southern Corp., Expires 08/07/2015, Strike Price $87.50	16	200
Norfolk Southern Corp., Expires 08/14/2015, Strike Price $86.00	8	420
Norfolk Southern Corp., Expires 08/14/2015, Strike Price $86.50	8	320
Norfolk Southern Corp., Expires 08/14/2015, Strike Price $88.00	2	40
Norfolk Southern Corp., Expires 08/14/2015, Strike Price $90.50	2	25
Norfolk Southern Corp., Expires 08/14/2015, Strike Price $91.00	8	100
Norfolk Southern Corp., Expires 08/21/2015, Strike Price $85.50	1	98
Norfolk Southern Corp., Expires 08/21/2015, Strike Price $87.00	40	2,100
Norfolk Southern Corp., Expires 08/21/2015, Strike Price $87.50	16	720
Norfolk Southern Corp., Expires 08/21/2015, Strike Price $88.00	16	560
Norfolk Southern Corp., Expires 08/21/2015, Strike Price $88.50	24	720
Norfolk Southern Corp., Expires 08/21/2015, Strike Price $89.00	24	540
Norfolk Southern Corp., Expires 08/21/2015, Strike Price $90.50	24	300
Norfolk Southern Corp., Expires 08/21/2015, Strike Price $91.00	8	80
Norfolk Southern Corp., Expires 08/21/2015, Strike Price $92.00	64	320
Northrop Grumman Corp., Expires 08/21/2015, Strike Price $180.00	36	3,150
Nucor Corp., Expires 08/21/2015, Strike Price $48.00	30	255
NVIDIA Corp., Expires 08/14/2015, Strike Price $20.50	20	930
NVIDIA Corp., Expires 08/21/2015, Strike Price $20.50	80	4,120
NVIDIA Corp., Expires 08/21/2015, Strike Price $21.00	60	2,130
Occidental Petroleum Corp., Expires 08/07/2015, Strike Price $69.50	14	1,904
Occidental Petroleum Corp., Expires 08/07/2015, Strike Price $70.00	14	1,484
Occidental Petroleum Corp., Expires 08/07/2015, Strike Price $71.00	23	1,334
Occidental Petroleum Corp., Expires 08/14/2015, Strike Price $71.50	14	1,057
Occidental Petroleum Corp., Expires 08/14/2015, Strike Price $73.00	19	637
Occidental Petroleum Corp., Expires 08/14/2015, Strike Price $74.00	56	1,484
Occidental Petroleum Corp., Expires 08/21/2015, Strike Price $70.00	14	2,485
Occidental Petroleum Corp., Expires 08/21/2015, Strike Price $70.50	14	2,114
Omnicom Group, Inc., Expires 08/21/2015, Strike Price $75.00	130	6,175
Oracle Corp., Expires 08/14/2015, Strike Price $40.50	16	368
O'Reilly Automotive, Inc., Expires 08/21/2015, Strike Price $250.00	12	1,170
O'Reilly Automotive, Inc., Expires 08/21/2015, Strike Price $260.00	4	70
O'Reilly Automotive, Inc., Expires 08/21/2015, Strike Price $270.00	12	120
Parker-Hannifin Corp., Expires 08/21/2015, Strike Price $115.00	18	3,600
Parker-Hannifin Corp., Expires 08/21/2015, Strike Price $120.00	45	2,925
PayPal Holdings, Inc., Expires 08/07/2015, Strike Price $39.00	51	2,805
PayPal Holdings, Inc., Expires 08/07/2015, Strike Price $39.50	85	2,975
PayPal Holdings, Inc., Expires 08/07/2015, Strike Price $40.00	17	383
PayPal Holdings, Inc., Expires 08/07/2015, Strike Price $41.00	51	383

PayPal Holdings, Inc., Expires 08/14/2015, Strike Price $39.00	34	2,720
PayPal Holdings, Inc., Expires 08/14/2015, Strike Price $39.50	34	2,040
PayPal Holdings, Inc., Expires 08/14/2015, Strike Price $40.00	17	765
PayPal Holdings, Inc., Expires 08/14/2015, Strike Price $40.50	17	595
PayPal Holdings, Inc., Expires 08/14/2015, Strike Price $41.00	51	1,275
PayPal Holdings, Inc., Expires 08/21/2015, Strike Price $38.50	119	15,173
PayPal Holdings, Inc., Expires 08/21/2015, Strike Price $39.00	84	8,820
PayPal Holdings, Inc., Expires 08/21/2015, Strike Price $39.50	34	2,805
PayPal Holdings, Inc., Expires 08/21/2015, Strike Price $40.00	17	1,148
PayPal Holdings, Inc., Expires 08/21/2015, Strike Price $40.50	17	850
PayPal Holdings, Inc., Expires 08/21/2015, Strike Price $41.00	17	680
PayPal Holdings, Inc., Expires 08/21/2015, Strike Price $41.50	68	2,040
PayPal Holdings, Inc., Expires 08/21/2015, Strike Price $42.00	34	850
Perrigo Co. PLC, Expires 08/21/2015, Strike Price $200.00	15	4,425
Perrigo Co. PLC, Expires 08/21/2015, Strike Price $210.00	10	1,225
Perrigo Co. PLC, Expires 08/21/2015, Strike Price $220.00	9	540
Phillips 66, Expires 08/21/2015, Strike Price $84.00	56	1,960
Phillips 66, Expires 08/21/2015, Strike Price $84.50	32	800
Phillips 66, Expires 08/21/2015, Strike Price $85.00	8	200
Phillips 66, Expires 08/21/2015, Strike Price $86.50	24	360
Phillips 66, Expires 08/21/2015, Strike Price $88.00	16	240
Phillips 66, Expires 08/21/2015, Strike Price $89.00	24	300
Pioneer Natural Resources Co., Expires 08/07/2015, Strike Price $143.00	2	50
Pioneer Natural Resources Co., Expires 08/07/2015, Strike Price $152.50	7	175
Pioneer Natural Resources Co., Expires 08/21/2015, Strike Price $137.00	6	915
Pioneer Natural Resources Co., Expires 08/21/2015, Strike Price $140.00	12	1,080
Pioneer Natural Resources Co., Expires 08/21/2015, Strike Price $141.00	12	900
Pioneer Natural Resources Co., Expires 08/21/2015, Strike Price $142.00	24	1,800
Pioneer Natural Resources Co., Expires 08/21/2015, Strike Price $143.00	25	1,688
Pioneer Natural Resources Co., Expires 08/21/2015, Strike Price $144.00	12	690
Pioneer Natural Resources Co., Expires 08/21/2015, Strike Price $145.00	6	240
Pioneer Natural Resources Co., Expires 08/21/2015, Strike Price $147.00	7	280
PPG Industries, Inc., Expires 08/21/2015, Strike Price $110.00	63	7,560
PPG Industries, Inc., Expires 08/21/2015, Strike Price $115.00	9	225
Praxair, Inc., Expires 08/21/2015, Strike Price $120.00	9	158
Precision Castparts Corp., Expires 08/21/2015, Strike Price $195.00	25	10,000
Precision Castparts Corp., Expires 08/21/2015, Strike Price $200.00	10	2,150
Precision Castparts Corp., Expires 08/21/2015, Strike Price $210.00	10	725
Precision Castparts Corp., Expires 08/21/2015, Strike Price $220.00	51	2,040
Priceline Group, Inc., Expires 08/07/2015, Strike Price $1270.00	2	5,690
Priceline Group, Inc., Expires 08/21/2015, Strike Price $1232.50	1	5,210
Priceline Group, Inc., Expires 08/21/2015, Strike Price $1237.50	1	4,940
Priceline Group, Inc., Expires 08/21/2015, Strike Price $1240.00	2	9,630
Priceline Group, Inc., Expires 08/21/2015, Strike Price $1250.00	1	4,365
Priceline Group, Inc., Expires 08/21/2015, Strike Price $1255.00	1	4,085
Priceline Group, Inc., Expires 08/21/2015, Strike Price $1265.00	1	3,680
Priceline Group, Inc., Expires 08/21/2015, Strike Price $1280.00	1	3,110
Priceline Group, Inc., Expires 08/21/2015, Strike Price $1295.00	1	2,590
Priceline Group, Inc., Expires 08/21/2015, Strike Price $1297.50	1	2,515
Priceline Group, Inc., Expires 08/21/2015, Strike Price $1305.00	1	2,300
Priceline Group, Inc., Expires 08/21/2015, Strike Price $1312.50	2	4,190
Priceline Group, Inc., Expires 08/21/2015, Strike Price $1325.00	1	1,775
Priceline Group, Inc., Expires 08/21/2015, Strike Price $1327.50	5	8,600
Priceline Group, Inc., Expires 08/21/2015, Strike Price $1342.50	1	1,400
Priceline Group, Inc., Expires 08/21/2015, Strike Price $1347.50	1	1,285
Priceline Group, Inc., Expires 08/21/2015, Strike Price $1350.00	4	5,000
Priceline Group, Inc., Expires 08/21/2015, Strike Price $1352.50	1	1,160
Priceline Group, Inc., Expires 08/21/2015, Strike Price $1357.50	8	8,720
Priceline Group, Inc., Expires 08/21/2015, Strike Price $1370.00	3	2,925
Priceline Group, Inc., Expires 08/21/2015, Strike Price $1380.00	2	1,650
Priceline Group, Inc., Expires 08/21/2015, Strike Price $1390.00	6	4,590
Priceline Group, Inc., Expires 08/21/2015, Strike Price $1395.00	5	3,225
Priceline Group, Inc., Expires 08/21/2015, Strike Price $1410.00	16	8,720
Priceline Group, Inc., Expires 08/21/2015, Strike Price $1430.00	2	840
Priceline Group, Inc., Expires 08/21/2015, Strike Price $1435.00	2	770

Prudential Financial, Inc., Expires 08/21/2015, Strike Price $90.00	37	4,866
Prudential Financial, Inc., Expires 08/21/2015, Strike Price $95.00	22	561
Prudential Financial, Inc., Expires 08/21/2015, Strike Price $97.50	22	242
Pulte Group, Inc., Expires 08/14/2015, Strike Price $20.50	20	1,000
Pulte Group, Inc., Expires 08/21/2015, Strike Price $20.50	120	7,080
Pulte Group, Inc., Expires 08/21/2015, Strike Price $21.00	60	1,920
Pulte Group, Inc., Expires 08/21/2015, Strike Price $21.50	7	123
PVH Corp., Expires 08/21/2015, Strike Price $115.00	12	3,450
PVH Corp., Expires 08/21/2015, Strike Price $120.00	13	1,008
QUALCOMM, Inc., Expires 08/21/2015, Strike Price $64.00	11	1,403
QUALCOMM, Inc., Expires 08/21/2015, Strike Price $64.50	22	2,200
QUALCOMM, Inc., Expires 08/21/2015, Strike Price $65.00	11	836
QUALCOMM, Inc., Expires 08/21/2015, Strike Price $65.50	33	1,898
QUALCOMM, Inc., Expires 08/21/2015, Strike Price $66.00	44	1,870
QUALCOMM, Inc., Expires 08/21/2015, Strike Price $66.50	11	336
QUALCOMM, Inc., Expires 08/21/2015, Strike Price $67.00	44	968
QUALCOMM, Inc., Expires 08/21/2015, Strike Price $68.50	11	99
Quest Diagnostics, Inc., Expires 08/21/2015, Strike Price $75.00	55	5,912
Ralph Lauren Corp., Expires 08/21/2015, Strike Price $130.00	3	795
Ralph Lauren Corp., Expires 08/21/2015, Strike Price $135.00	3	390
Ralph Lauren Corp., Expires 08/21/2015, Strike Price $140.00	22	1,320
Raytheon Co., Expires 08/21/2015, Strike Price $110.00	2	269
Red Hat, Inc., Expires 08/21/2015, Strike Price $80.00	12	1,560
Red Hat, Inc., Expires 08/21/2015, Strike Price $82.50	12	660
Reynolds American, Inc., Expires 08/21/2015, Strike Price $85.00	12	2,190
Rockwell Automation, Inc., Expires 08/21/2015, Strike Price $120.00	14	1,225
Rockwell Automation, Inc., Expires 08/21/2015, Strike Price $125.00	16	480
Rockwell Automation, Inc., Expires 08/21/2015, Strike Price $130.00	8	140
Rockwell Automation, Inc., Expires 08/21/2015, Strike Price $135.00	9	135
Rockwell Collins, Inc., Expires 08/21/2015, Strike Price $90.00	88	1,980
Roper Technologies, Inc., Expires 08/21/2015, Strike Price $170.00	11	1,183
Roper Technologies, Inc., Expires 08/21/2015, Strike Price $175.00	6	150
Royal Caribbean Cruises Ltd., Expires 08/21/2015, Strike Price $85.00	29	16,168
Royal Caribbean Cruises Ltd., Expires 08/21/2015, Strike Price $87.50	24	8,700
Royal Caribbean Cruises Ltd., Expires 08/21/2015, Strike Price $90.00	12	2,502
Ryder System, Inc., Expires 08/21/2015, Strike Price $92.50	44	3,850
Ryder System, Inc., Expires 08/21/2015, Strike Price $95.00	11	358
Salesforce.com, Inc., Expires 08/07/2015, Strike Price $75.00	14	1,155
Salesforce.com, Inc., Expires 08/07/2015, Strike Price $76.50	88	4,488
Salesforce.com, Inc., Expires 08/14/2015, Strike Price $76.00	44	4,246
Salesforce.com, Inc., Expires 08/14/2015, Strike Price $77.00	66	5,148
Salesforce.com, Inc., Expires 08/14/2015, Strike Price $77.50	33	2,277
Salesforce.com, Inc., Expires 08/14/2015, Strike Price $79.00	11	561
Salesforce.com, Inc., Expires 08/14/2015, Strike Price $80.00	33	1,270
Salesforce.com, Inc., Expires 08/14/2015, Strike Price $81.00	66	1,848
SanDisk Corp., Expires 08/07/2015, Strike Price $65.00	10	85
SanDisk Corp., Expires 08/14/2015, Strike Price $65.00	10	280
SanDisk Corp., Expires 08/21/2015, Strike Price $64.50	20	770
SanDisk Corp., Expires 08/21/2015, Strike Price $65.00	20	650
SanDisk Corp., Expires 08/21/2015, Strike Price $66.50	20	380
SanDisk Corp., Expires 08/21/2015, Strike Price $67.00	30	480
SanDisk Corp., Expires 08/21/2015, Strike Price $68.00	10	120
SanDisk Corp., Expires 08/21/2015, Strike Price $68.50	20	200
SanDisk Corp., Expires 08/21/2015, Strike Price $69.00	10	90
SanDisk Corp., Expires 08/21/2015, Strike Price $69.50	10	80
SanDisk Corp., Expires 08/21/2015, Strike Price $74.00	18	54
Schlumberger Ltd., Expires 08/07/2015, Strike Price $84.00	12	672
Schlumberger Ltd., Expires 08/07/2015, Strike Price $85.00	12	336
Schlumberger Ltd., Expires 08/07/2015, Strike Price $86.00	16	200
Schlumberger Ltd., Expires 08/07/2015, Strike Price $86.50	8	84
Schlumberger Ltd., Expires 08/07/2015, Strike Price $87.00	16	128
Schlumberger Ltd., Expires 08/07/2015, Strike Price $87.50	8	56
Schlumberger Ltd., Expires 08/07/2015, Strike Price $88.50	24	156
Schlumberger Ltd., Expires 08/07/2015, Strike Price $89.00	8	48
Schlumberger Ltd., Expires 08/07/2015, Strike Price $90.00	8	44

Schlumberger Ltd., Expires 08/14/2015, Strike Price $86.00	3	107
Schlumberger Ltd., Expires 08/14/2015, Strike Price $88.00	16	320
Schlumberger Ltd., Expires 08/14/2015, Strike Price $88.50	17	187
Schlumberger Ltd., Expires 08/14/2015, Strike Price $89.00	8	68
Schlumberger Ltd., Expires 08/14/2015, Strike Price $91.00	56	224
Schlumberger Ltd., Expires 08/21/2015, Strike Price $87.00	8	316
Schlumberger Ltd., Expires 08/21/2015, Strike Price $88.00	10	250
Schlumberger Ltd., Expires 08/21/2015, Strike Price $88.50	24	480
Schlumberger Ltd., Expires 08/21/2015, Strike Price $89.00	28	434
Schlumberger Ltd., Expires 08/21/2015, Strike Price $89.50	16	192
Schlumberger Ltd., Expires 08/21/2015, Strike Price $90.00	16	160
Schlumberger Ltd., Expires 08/21/2015, Strike Price $90.50	16	120
Schlumberger Ltd., Expires 08/21/2015, Strike Price $91.00	16	96
Schlumberger Ltd., Expires 08/21/2015, Strike Price $91.50	8	40
Schlumberger Ltd., Expires 08/21/2015, Strike Price $92.00	8	32
Schlumberger Ltd., Expires 08/21/2015, Strike Price $92.50	8	36
Schlumberger Ltd., Expires 08/21/2015, Strike Price $93.50	8	24
Seagate Technology PLC, Expires 08/14/2015, Strike Price $54.00	70	945
Seagate Technology PLC, Expires 08/14/2015, Strike Price $55.50	6	150
Seagate Technology PLC, Expires 08/14/2015, Strike Price $56.00	28	700
Seagate Technology PLC, Expires 08/21/2015, Strike Price $52.50	8	380
Seagate Technology PLC, Expires 08/21/2015, Strike Price $53.00	16	592
Sherwin-Williams Co., Expires 08/21/2015, Strike Price $280.00	4	1,210
Sherwin-Williams Co., Expires 08/21/2015, Strike Price $290.00	44	2,640
Silver Future, September 2015 Settlement, Expires 08/26/2015, Strike Price $13.00 (a)	200	45,000
Silver Future, September 2015 Settlement, Expires 08/26/2015, Strike Price $15.25 (a)	400	348,000
Silver Future, September 2015 Settlement, Expires 08/26/2015, Strike Price $15.50 (a)	235	133,950
Silver Future, September 2015 Settlement, Expires 08/26/2015, Strike Price $15.75 (a)	180	64,800
Skyworks Solutions, Inc., Expires 08/07/2015, Strike Price $100.00	10	500
Skyworks Solutions, Inc., Expires 08/07/2015, Strike Price $103.00	20	500
Skyworks Solutions, Inc., Expires 08/07/2015, Strike Price $104.00	10	275
Skyworks Solutions, Inc., Expires 08/07/2015, Strike Price $105.00	10	200
Skyworks Solutions, Inc., Expires 08/07/2015, Strike Price $106.00	10	225
Skyworks Solutions, Inc., Expires 08/07/2015, Strike Price $107.00	10	175
Skyworks Solutions, Inc., Expires 08/07/2015, Strike Price $109.00	10	150
Skyworks Solutions, Inc., Expires 08/07/2015, Strike Price $110.00	10	150
Skyworks Solutions, Inc., Expires 08/07/2015, Strike Price $112.00	10	150
Skyworks Solutions, Inc., Expires 08/14/2015, Strike Price $107.00	10	425
SL Green Realty Corp., Expires 08/21/2015, Strike Price $120.00	28	1,050
Snap-on, Inc., Expires 08/21/2015, Strike Price $165.00	12	2,580
Southwest Airlines, Co., Expires 08/14/2015, Strike Price $39.50	176	2,200
Southwest Airlines, Co., Expires 08/21/2015, Strike Price $37.50	18	855
Southwest Airlines, Co., Expires 08/21/2015, Strike Price $38.50	18	450
Southwest Airlines, Co., Expires 08/21/2015, Strike Price $39.00	194	3,880
Southwest Airlines, Co., Expires 08/21/2015, Strike Price $39.50	24	420
Southwest Airlines, Co., Expires 08/21/2015, Strike Price $40.50	18	225
Soybean Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $900.00 (a)	140	26,250
Soybean Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $910.00 (a)	140	38,500
Soybean Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $920.00 (a)	380	147,250
Soybean Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $930.00 (a)	220	118,250
Soybean Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $940.00 (a)	220	160,875
Soybean Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $950.00 (a)	200	192,500
Soybean Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $970.00 (a)	140	98,875
Soybean Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $980.00 (a)	140	77,875
Soybean Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $990.00 (a)	280	120,750
Soybean Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $1000.00 (a)	180	60,750
Soybean Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $1010.00 (a)	60	15,750
Soybean Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $1030.00 (a)	120	19,500
Soybean Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $1040.00 (a)	505	66,281
Soybean Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $1050.00 (a)	450	47,813
Soybean Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $1060.00 (a)	285	24,937
Stanley Black & Decker, Inc., Expires 08/21/2015, Strike Price $110.00	38	950
Stanley Black & Decker, Inc., Expires 08/21/2015, Strike Price $115.00	9	113
Starbucks Corp., Expires 08/07/2015, Strike Price $59.50	11	72
Starwood Hotels & Resorts Worldwide, Inc., Expires 08/21/2015, Strike Price $87.50	7	340

Starwood Hotels & Resorts Worldwide, Inc., Expires 08/21/2015, Strike Price $90.00	12	432
Starwood Hotels & Resorts Worldwide, Inc., Expires 08/21/2015, Strike Price $92.50	36	990
Starwood Hotels & Resorts Worldwide, Inc., Expires 08/21/2015, Strike Price $95.00	24	528
State Street Corp., Expires 08/21/2015, Strike Price $77.50	91	7,144
State Street Corp., Expires 08/21/2015, Strike Price $80.00	42	903
Sugar No. 11 Future, September 2015 Settlement, Expires 08/17/2015, Strike Price $10.75 (a)	263	29,456
Sugar No. 11 Future, September 2015 Settlement, Expires 08/17/2015, Strike Price $11.00 (a)	420	89,376
Sugar No. 11 Future, September 2015 Settlement, Expires 08/17/2015, Strike Price $11.25 (a)	140	48,608
Sugar No. 11 Future, September 2015 Settlement, Expires 08/17/2015, Strike Price $11.75 (a)	135	9,072
Sugar No. 11 Future, September 2015 Settlement, Expires 08/17/2015, Strike Price $12.00 (a)	341	11,458
Sugar No. 11 Future, September 2015 Settlement, Expires 08/17/2015, Strike Price $12.25 (a)	201	4,502
Sugar No. 11 Future, September 2015 Settlement, Expires 08/17/2015, Strike Price $12.50 (a)	115	1,288
Sugar No. 11 Future, September 2015 Settlement, Expires 08/17/2015, Strike Price $12.75 (a)	105	1,176
Sugar No. 11 Future, September 2015 Settlement, Expires 08/17/2015, Strike Price $13.00 (a)	124	1,389
Sugar No. 11 Future, September 2015 Settlement, Expires 08/17/2015, Strike Price $13.25 (a)	20	224
Sugar No. 11 Future, September 2015 Settlement, Expires 09/15/2015, Strike Price $13.00 (a)	280	9,408
Target Corp., Expires 08/07/2015, Strike Price $82.50	8	348
Target Corp., Expires 08/07/2015, Strike Price $87.00	22	154
Target Corp., Expires 08/07/2015, Strike Price $87.50	11	72
Target Corp., Expires 08/07/2015, Strike Price $89.00	18	117
Target Corp., Expires 08/07/2015, Strike Price $89.50	18	117
Target Corp., Expires 08/14/2015, Strike Price $87.50	9	72
Target Corp., Expires 08/14/2015, Strike Price $89.00	18	117
Target Corp., Expires 08/14/2015, Strike Price $89.50	18	117
Target Corp., Expires 08/14/2015, Strike Price $90.00	18	117
Target Corp., Expires 08/14/2015, Strike Price $91.00	18	117
Target Corp., Expires 08/21/2015, Strike Price $84.50	16	952
Target Corp., Expires 08/21/2015, Strike Price $85.00	36	1,764
Tesoro Corp., Expires 08/07/2015, Strike Price $102.00	2	221
Tesoro Corp., Expires 08/21/2015, Strike Price $105.00	10	1,145
Tesoro Corp., Expires 08/21/2015, Strike Price $115.00	7	228
Tesoro Corp., Expires 08/21/2015, Strike Price $116.00	7	210
Texas Instruments, Inc., Expires 08/14/2015, Strike Price $52.50	13	195
Texas Instruments, Inc., Expires 08/21/2015, Strike Price $52.00	13	384
Texas Instruments, Inc., Expires 08/21/2015, Strike Price $52.50	13	280
Texas Instruments, Inc., Expires 08/21/2015, Strike Price $53.50	1	12
Texas Instruments, Inc., Expires 08/21/2015, Strike Price $54.00	52	494
Thermo Fisher Scientific, Inc., Expires 08/21/2015, Strike Price $145.00	7	333
Tiffany & Co., Expires 08/21/2015, Strike Price $95.00	35	7,858
Tiffany & Co., Expires 08/21/2015, Strike Price $100.00	11	473
Time Warner Cable, Inc., Expires 08/21/2015, Strike Price $195.00	20	3,900
Time Warner Cable, Inc., Expires 08/21/2015, Strike Price $200.00	82	7,790
Time Warner Cable, Inc., Expires 08/21/2015, Strike Price $220.00	15	1,088
TJX Cos, Inc., Expires 08/21/2015, Strike Price $70.00	93	12,090
Torchmark Corp., Expires 08/21/2015, Strike Price $65.00	34	425
Tractor Supply Co., Expires 08/21/2015, Strike Price $95.00	60	4,050
Tractor Supply Co., Expires 08/21/2015, Strike Price $100.00	16	320
TripAdvisor, Inc., Expires 08/21/2015, Strike Price $87.00	68	1,360
TripAdvisor, Inc., Expires 08/21/2015, Strike Price $88.00	8	120
TripAdvisor, Inc., Expires 08/21/2015, Strike Price $89.50	8	60
TripAdvisor, Inc., Expires 08/21/2015, Strike Price $91.00	12	120
TripAdvisor, Inc., Expires 08/21/2015, Strike Price $92.00	12	90
TripAdvisor, Inc., Expires 08/21/2015, Strike Price $93.00	12	90
TripAdvisor, Inc., Expires 08/21/2015, Strike Price $93.50	8	60
TripAdvisor, Inc., Expires 08/21/2015, Strike Price $94.50	12	90
TripAdvisor, Inc., Expires 08/21/2015, Strike Price $96.00	17	128
TripAdvisor, Inc., Expires 08/21/2015, Strike Price $96.50	2	15
U.S. Treasury 10-Year Note Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $126.50	150	42,188
U.S. Treasury 10-Year Note Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $127.50	450	274,219
U.S. Treasury 10-Year Note Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $128.00	650	264,063
U.S. Treasury 10-Year Note Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $128.50	280	70,000
U.S. Treasury 10-Year Note Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $129.00	100	15,625
U.S. Treasury Long Bond Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $156.00	250	406,250
U.S. Treasury Long Bond Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $157.00	550	653,125
U.S. Treasury Long Bond Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $158.00	475	400,781

U.S. Treasury Long Bond Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $159.00	400	237,500
U.S. Treasury Long Bond Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $160.00	156	63,375
Under Armour, Inc., Expires 08/07/2015, Strike Price $100.00	70	6,475
Under Armour, Inc., Expires 08/07/2015, Strike Price $105.00	28	140
Under Armour, Inc., Expires 08/14/2015, Strike Price $100.00	21	3,150
Under Armour, Inc., Expires 08/14/2015, Strike Price $101.00	10	1,100
Under Armour, Inc., Expires 08/14/2015, Strike Price $105.00	14	350
Under Armour, Inc., Expires 08/21/2015, Strike Price $100.00	10	1,925
Under Armour, Inc., Expires 08/21/2015, Strike Price $101.00	7	1,033
Union Pacific Corp., Expires 08/07/2015, Strike Price $96.00	7	1,456
Union Pacific Corp., Expires 08/14/2015, Strike Price $97.00	14	2,604
Union Pacific Corp., Expires 08/14/2015, Strike Price $97.50	21	3,308
Union Pacific Corp., Expires 08/14/2015, Strike Price $98.00	21	2,783
Union Pacific Corp., Expires 08/14/2015, Strike Price $98.50	14	1,540
Union Pacific Corp., Expires 08/14/2015, Strike Price $99.00	7	630
Union Pacific Corp., Expires 08/14/2015, Strike Price $99.50	28	2,030
Union Pacific Corp., Expires 08/14/2015, Strike Price $100.00	14	819
Union Pacific Corp., Expires 08/14/2015, Strike Price $101.00	14	511
Union Pacific Corp., Expires 08/14/2015, Strike Price $102.00	7	168
Union Pacific Corp., Expires 08/21/2015, Strike Price $97.00	21	4,662
Union Pacific Corp., Expires 08/21/2015, Strike Price $97.50	28	5,446
Union Pacific Corp., Expires 08/21/2015, Strike Price $98.00	14	2,373
Union Pacific Corp., Expires 08/21/2015, Strike Price $98.50	21	3,056
Union Pacific Corp., Expires 08/21/2015, Strike Price $99.00	21	2,615
Union Pacific Corp., Expires 08/21/2015, Strike Price $99.50	7	739
Union Pacific Corp., Expires 08/21/2015, Strike Price $100.00	21	1,869
Union Pacific Corp., Expires 08/21/2015, Strike Price $101.00	28	1,722
Union Pacific Corp., Expires 08/21/2015, Strike Price $102.00	49	2,083
Union Pacific Corp., Expires 08/21/2015, Strike Price $103.00	28	798
Union Pacific Corp., Expires 08/21/2015, Strike Price $104.00	7	130
Union Pacific Corp., Expires 08/21/2015, Strike Price $105.00	7	88
United Parcel Service, Inc., Expires 08/07/2015, Strike Price $97.50	19	9,263
United Parcel Service, Inc., Expires 08/07/2015, Strike Price $98.00	19	8,123
United Parcel Service, Inc., Expires 08/14/2015, Strike Price $100.00	10	2,570
United Parcel Service, Inc., Expires 08/14/2015, Strike Price $101.00	10	1,830
United Parcel Service, Inc., Expires 08/21/2015, Strike Price $98.50	10	4,100
United Parcel Service, Inc., Expires 08/21/2015, Strike Price $99.00	10	3,600
United Parcel Service, Inc., Expires 08/21/2015, Strike Price $99.50	10	3,150
United Parcel Service, Inc., Expires 08/21/2015, Strike Price $100.00	7	1,904
United Parcel Service, Inc., Expires 08/21/2015, Strike Price $102.00	10	1,365
United Rentals, Inc., Expires 08/07/2015, Strike Price $75.00	20	250
United Rentals, Inc., Expires 08/14/2015, Strike Price $67.50	10	1,625
United Rentals, Inc., Expires 08/14/2015, Strike Price $68.50	3	360
United Rentals, Inc., Expires 08/14/2015, Strike Price $70.00	7	508
United Rentals, Inc., Expires 08/14/2015, Strike Price $71.00	20	950
United Rentals, Inc., Expires 08/14/2015, Strike Price $72.00	20	650
United Rentals, Inc., Expires 08/14/2015, Strike Price $73.50	1	20
United Rentals, Inc., Expires 08/14/2015, Strike Price $74.50	40	700
United Rentals, Inc., Expires 08/21/2015, Strike Price $69.00	45	6,188
United Rentals, Inc., Expires 08/21/2015, Strike Price $70.00	3	315
United Rentals, Inc., Expires 08/21/2015, Strike Price $70.50	25	2,438
United Rentals, Inc., Expires 08/21/2015, Strike Price $71.00	25	2,000
United Rentals, Inc., Expires 08/21/2015, Strike Price $71.50	10	725
United Rentals, Inc., Expires 08/21/2015, Strike Price $72.50	25	1,563
United Rentals, Inc., Expires 08/21/2015, Strike Price $73.00	10	425
United Rentals, Inc., Expires 08/21/2015, Strike Price $74.00	21	683
United Rentals, Inc., Expires 08/21/2015, Strike Price $75.00	32	800
United Rentals, Inc., Expires 08/21/2015, Strike Price $75.50	30	675
United Rentals, Inc., Expires 08/21/2015, Strike Price $77.50	2	35
United Technologies Corp., Expires 08/07/2015, Strike Price $103.00	4	44
UnitedHealth Group, Inc., Expires 08/07/2015, Strike Price $125.00	8	172
UnitedHealth Group, Inc., Expires 08/14/2015, Strike Price $129.00	1	22
UnitedHealth Group, Inc., Expires 08/21/2015, Strike Price $122.00	8	1,576
UnitedHealth Group, Inc., Expires 08/21/2015, Strike Price $124.00	66	7,689
UnitedHealth Group, Inc., Expires 08/21/2015, Strike Price $125.00	24	2,100

UnitedHealth Group, Inc., Expires 08/21/2015, Strike Price $126.00	24	1,536
UnitedHealth Group, Inc., Expires 08/21/2015, Strike Price $128.00	8	272
UnitedHealth Group, Inc., Expires 08/21/2015, Strike Price $131.00	16	248
Universal Health Services, Inc., Expires 08/21/2015, Strike Price $150.00	13	1,398
Universal Health Services, Inc., Expires 08/21/2015, Strike Price $155.00	7	263
Valero Energy Corp., Expires 08/21/2015, Strike Price $70.00	8	320
Valero Energy Corp., Expires 08/21/2015, Strike Price $72.50	10	125
Valero Energy Corp., Expires 08/21/2015, Strike Price $73.00	10	110
Varian Medical Systems, Inc., Expires 08/21/2015, Strike Price $90.00	11	193
Varian Medical Systems, Inc., Expires 08/21/2015, Strike Price $95.00	11	275
Varian Medical Systems, Inc., Expires 08/21/2015, Strike Price $100.00	1	25
VF Corp., Expires 08/21/2015, Strike Price $80.00	109	2,180
Visa, Inc., Expires 08/07/2015, Strike Price $75.50	13	845
Visa, Inc., Expires 08/07/2015, Strike Price $76.50	13	332
Visa, Inc., Expires 08/07/2015, Strike Price $77.00	73	1,022
Visa, Inc., Expires 08/07/2015, Strike Price $78.00	27	162
Visa, Inc., Expires 08/14/2015, Strike Price $77.50	78	1,755
Visa, Inc., Expires 08/14/2015, Strike Price $78.00	59	915
Visa, Inc., Expires 08/21/2015, Strike Price $78.00	36	1,044
Visa, Inc., Expires 08/21/2015, Strike Price $79.00	65	975
Visa, Inc., Expires 08/21/2015, Strike Price $80.00	63	599
Vornado Realty Trust, Expires 08/21/2015, Strike Price $100.00	41	2,050
Vulcan Materials Co., Expires 08/21/2015, Strike Price $92.50	18	3,555
Vulcan Materials Co., Expires 08/21/2015, Strike Price $95.00	11	1,210
Vulcan Materials Co., Expires 08/21/2015, Strike Price $100.00	22	605
Walgreens Boots Alliance, Inc., Expires 08/07/2015, Strike Price $99.00	31	682
Walgreens Boots Alliance, Inc., Expires 08/07/2015, Strike Price $105.00	8	44
Walgreens Boots Alliance, Inc., Expires 08/14/2015, Strike Price $99.00	40	2,180
Walgreens Boots Alliance, Inc., Expires 08/14/2015, Strike Price $100.00	29	986
Walgreens Boots Alliance, Inc., Expires 08/14/2015, Strike Price $105.00	13	91
Walgreens Boots Alliance, Inc., Expires 08/21/2015, Strike Price $99.00	33	2,508
Walgreens Boots Alliance, Inc., Expires 08/21/2015, Strike Price $99.50	7	434
Walgreens Boots Alliance, Inc., Expires 08/21/2015, Strike Price $101.00	7	245
Walgreens Boots Alliance, Inc., Expires 08/21/2015, Strike Price $102.00	7	165
Walgreens Boots Alliance, Inc., Expires 08/21/2015, Strike Price $103.00	8	132
Walgreens Boots Alliance, Inc., Expires 08/21/2015, Strike Price $104.00	7	81
Wal-Mart Stores, Inc., Expires 08/07/2015, Strike Price $73.50	9	41
Wal-Mart Stores, Inc., Expires 08/07/2015, Strike Price $74.00	32	112
Wal-Mart Stores, Inc., Expires 08/07/2015, Strike Price $77.00	11	39
Wal-Mart Stores, Inc., Expires 08/07/2015, Strike Price $77.50	11	39
Wal-Mart Stores, Inc., Expires 08/14/2015, Strike Price $74.50	4	38
Wal-Mart Stores, Inc., Expires 08/14/2015, Strike Price $78.00	22	88
Wal-Mart Stores, Inc., Expires 08/21/2015, Strike Price $74.50	81	2,511
Wal-Mart Stores, Inc., Expires 08/21/2015, Strike Price $75.00	45	1,035
Wal-Mart Stores, Inc., Expires 08/21/2015, Strike Price $75.50	18	333
Wal-Mart Stores, Inc., Expires 08/21/2015, Strike Price $76.00	9	126
Walt Disney Co., Expires 08/07/2015, Strike Price $120.00	10	1,725
Walt Disney Co., Expires 08/07/2015, Strike Price $123.00	42	2,541
Walt Disney Co., Expires 08/07/2015, Strike Price $124.00	6	243
Walt Disney Co., Expires 08/07/2015, Strike Price $125.00	40	1,080
Walt Disney Co., Expires 08/07/2015, Strike Price $126.00	48	864
Walt Disney Co., Expires 08/07/2015, Strike Price $128.00	23	402
Walt Disney Co., Expires 08/07/2015, Strike Price $129.00	40	320
Walt Disney Co., Expires 08/07/2015, Strike Price $130.00	18	189
Walt Disney Co., Expires 08/14/2015, Strike Price $126.00	12	372
Walt Disney Co., Expires 08/21/2015, Strike Price $123.00	6	618
Walt Disney Co., Expires 08/21/2015, Strike Price $126.00	6	258
Walt Disney Co., Expires 08/21/2015, Strike Price $130.00	12	168
Walt Disney Co., Expires 08/21/2015, Strike Price $132.00	6	54
Walt Disney Co., Expires 08/21/2015, Strike Price $135.00	6	36
Waters Corp., Expires 08/21/2015, Strike Price $135.00	21	3,045
Western Digital Corp., Expires 08/07/2015, Strike Price $78.50	12	8,880
Western Digital Corp., Expires 08/14/2015, Strike Price $81.00	24	12,540
Western Digital Corp., Expires 08/14/2015, Strike Price $81.50	24	11,460
Western Digital Corp., Expires 08/21/2015, Strike Price $81.50	12	6,240

Western Digital Corp., Expires 08/21/2015, Strike Price $86.50	16	2,952
Western Digital Corp., Expires 08/21/2015, Strike Price $87.50	8	1,124
Weyerhaeuser Co., Expires 08/07/2015, Strike Price $30.50	100	5,250
Wheat Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $480.00 (a)	310	94,937
Wheat Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $485.00 (a)	372	146,475
Wheat Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $490.00 (a)	500	246,875
Wheat Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $495.00 (a)	360	216,000
Wheat Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $525.00 (a)	120	34,500
Wheat Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $530.00 (a)	190	45,125
Wheat Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $535.00 (a)	200	40,000
Wheat Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $540.00 (a)	200	32,500
Wheat Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $545.00 (a)	320	44,000
Wheat Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $550.00 (a)	400	47,500
Wheat Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $555.00 (a)	463	46,300
Wheat Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $560.00 (a)	245	21,437
Wheat Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $565.00 (a)	215	16,125
Whirlpool Corp., Expires 08/21/2015, Strike Price $180.00	48	12,552
Whirlpool Corp., Expires 08/21/2015, Strike Price $185.00	9	963
Whole Foods Market, Inc., Expires 08/07/2015, Strike Price $44.50	16	16
Whole Foods Market, Inc., Expires 08/14/2015, Strike Price $43.50	16	24
Whole Foods Market, Inc., Expires 08/14/2015, Strike Price $44.50	48	72
Whole Foods Market, Inc., Expires 08/14/2015, Strike Price $45.50	16	24
Whole Foods Market, Inc., Expires 08/14/2015, Strike Price $46.00	16	16
Whole Foods Market, Inc., Expires 08/21/2015, Strike Price $42.00	32	80
Whole Foods Market, Inc., Expires 08/21/2015, Strike Price $42.50	16	32
Whole Foods Market, Inc., Expires 08/21/2015, Strike Price $43.00	16	32
Whole Foods Market, Inc., Expires 08/21/2015, Strike Price $44.00	16	32
Whole Foods Market, Inc., Expires 08/21/2015, Strike Price $48.50	16	16
WTI Crude Future, September 2015 Settlement, Expires 08/17/2015, Strike Price $53.00 (a)	450	54,000
WTI Crude Future, September 2015 Settlement, Expires 08/17/2015, Strike Price $53.50 (a)	300	27,000
WTI Crude Future, September 2015 Settlement, Expires 08/17/2015, Strike Price $54.00 (a)	441	30,870
WTI Crude Future, September 2015 Settlement, Expires 08/17/2015, Strike Price $54.50 (a)	485	29,100
WTI Crude Future, September 2015 Settlement, Expires 08/17/2015, Strike Price $55.00 (a)	535	26,750
WTI Crude Future, September 2015 Settlement, Expires 08/17/2015, Strike Price $55.50 (a)	435	17,400
WTI Crude Future, September 2015 Settlement, Expires 08/17/2015, Strike Price $56.00 (a)	225	9,000
WW Grainger, Inc., Expires 08/21/2015, Strike Price $240.00	25	813
Wyndham Worldwide Corp., Expires 08/21/2015, Strike Price $85.00	36	2,790
Wyndham Worldwide Corp., Expires 08/21/2015, Strike Price $87.50	14	455
Wyndham Worldwide Corp., Expires 08/21/2015, Strike Price $90.00	12	180
Wynn Resorts Ltd., Expires 08/07/2015, Strike Price $104.00	10	1,685
Wynn Resorts Ltd., Expires 08/14/2015, Strike Price $105.00	10	2,055
Wynn Resorts Ltd., Expires 08/14/2015, Strike Price $106.00	10	1,715
Wynn Resorts Ltd., Expires 08/21/2015, Strike Price $103.00	10	3,575
Wynn Resorts Ltd., Expires 08/21/2015, Strike Price $104.00	10	3,145
Wynn Resorts Ltd., Expires 08/21/2015, Strike Price $105.00	10	2,700
Wynn Resorts Ltd., Expires 08/21/2015, Strike Price $106.00	40	9,360
Wynn Resorts Ltd., Expires 08/21/2015, Strike Price $107.00	16	3,192
Wynn Resorts Ltd., Expires 08/21/2015, Strike Price $108.00	10	1,725
Wynn Resorts Ltd., Expires 08/21/2015, Strike Price $113.00	3	221
Wynn Resorts Ltd., Expires 08/21/2015, Strike Price $122.00	6	102
Xilinx, Inc., Expires 08/21/2015, Strike Price $42.00	16	1,072
Xilinx, Inc., Expires 08/21/2015, Strike Price $42.50	16	784
Xilinx, Inc., Expires 08/21/2015, Strike Price $43.00	32	1,120
Xilinx, Inc., Expires 08/21/2015, Strike Price $43.50	48	1,200
Xilinx, Inc., Expires 08/21/2015, Strike Price $44.00	16	280
Xilinx, Inc., Expires 08/21/2015, Strike Price $44.50	16	208
Yahoo!, Inc., Expires 08/21/2015, Strike Price $40.50	16	296
Yahoo!, Inc., Expires 08/21/2015, Strike Price $41.50	12	132
Yahoo!, Inc., Expires 08/21/2015, Strike Price $42.50	16	136
Yahoo!, Inc., Expires 08/21/2015, Strike Price $44.50	20	140
Yum! Brands, Inc., Expires 08/07/2015, Strike Price $91.00	9	203
Yum! Brands, Inc., Expires 08/07/2015, Strike Price $91.50	9	167
Yum! Brands, Inc., Expires 08/07/2015, Strike Price $92.00	9	122
Yum! Brands, Inc., Expires 08/07/2015, Strike Price $92.50	9	86
Yum! Brands, Inc., Expires 08/07/2015, Strike Price $93.00	9	207

Yum! Brands, Inc., Expires 08/14/2015, Strike Price $92.00	18	585
Yum! Brands, Inc., Expires 08/14/2015, Strike Price $92.50	27	540
Yum! Brands, Inc., Expires 08/14/2015, Strike Price $93.00	45	1,080
Yum! Brands, Inc., Expires 08/14/2015, Strike Price $93.50	45	1,125
Yum! Brands, Inc., Expires 08/14/2015, Strike Price $94.00	36	756
Yum! Brands, Inc., Expires 08/14/2015, Strike Price $94.50	18	279
Yum! Brands, Inc., Expires 08/14/2015, Strike Price $95.00	27	459
Yum! Brands, Inc., Expires 08/14/2015, Strike Price $95.50	18	423
Yum! Brands, Inc., Expires 08/14/2015, Strike Price $96.00	18	414
Yum! Brands, Inc., Expires 08/14/2015, Strike Price $96.50	18	396
Yum! Brands, Inc., Expires 08/14/2015, Strike Price $97.00	18	387
Yum! Brands, Inc., Expires 08/14/2015, Strike Price $97.50	36	270
Yum! Brands, Inc., Expires 08/14/2015, Strike Price $98.00	27	567
Yum! Brands, Inc., Expires 08/14/2015, Strike Price $98.50	27	567
Yum! Brands, Inc., Expires 08/14/2015, Strike Price $99.00	27	554
Yum! Brands, Inc., Expires 08/14/2015, Strike Price $100.00	27	149
Yum! Brands, Inc., Expires 08/14/2015, Strike Price $102.00	9	180
Zimmer Biomet Holdings, Inc., Expires 08/21/2015, Strike Price $110.00	38	760
Zimmer Biomet Holdings, Inc., Expires 08/21/2015, Strike Price $115.00	11	138
Zimmer Biomet Holdings, Inc., Expires 08/21/2015, Strike Price $120.00	4	50
Zoetis, Inc., Expires 08/21/2015, Strike Price $57.50	7	123
Zoetis, Inc., Expires 08/21/2015, Strike Price $59.00	13	163
TOTAL CALL OPTIONS
(Premiums Received $25,844,757)		15,966,157

PUT OPTIONS
Australian Dollar Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $72.00	175	45,500
Australian Dollar Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $72.50	225	99,000
Australian Dollar Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $73.00	470	324,300
Australian Dollar Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $73.50	220	222,200
Australian Dollar Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $74.00	395	549,050
Australian Dollar Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $74.50	365	664,300
Australian Dollar Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $75.00	295	672,600
Australian Dollar Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $75.50	100	276,000
British Pound Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $152.00	123	769
British Pound Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $152.50	150	1,875
British Pound Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $153.00	500	12,500
British Pound Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $155.00	415	80,406
Canadian Dollar Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $77.50	220	270,600
Canadian Dollar Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $79.50	50	157,500
Canadian Dollar Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $80.00	100	365,000
CBOE Nasdaq 100 Index, Expires 08/07/2015, Strike Price $4545.00	70	98,700
CBOE Nasdaq 100 Index, Expires 08/07/2015, Strike Price $4550.00	80	121,600
CBOE Nasdaq 100 Index, Expires 08/07/2015, Strike Price $4555.00	130	213,850
CBOE Nasdaq 100 Index, Expires 08/07/2015, Strike Price $4560.00	175	313,250
CBOE Nasdaq 100 Index, Expires 08/07/2015, Strike Price $4570.00	50	105,250
CBOE Nasdaq 100 Index, Expires 08/07/2015, Strike Price $4575.00	20	50,000
CBOE Nasdaq 100 Index, Expires 09/18/2015, Strike Price $4350.00	150	468,000
CBOE S&P 500, Expires 08/07/2015, Strike Price $2100.00	133	114,380
CBOE S&P 500 Index, Expires 08/07/2015, Strike Price $2085.00	292	142,204
CBOE S&P 500 Index, Expires 08/07/2015, Strike Price $2090.00	375	223,125
CBOE S&P 500 Index, Expires 08/07/2015, Strike Price $2095.00	400	292,000
CBOE S&P 500 Index, Expires 09/18/2015, Strike Price $2100.00	300	1,057,500
CBOE Volatility Index, Expires 08/19/2015, Strike Price $14.50	405	53,663
CBOE Volatility Index, Expires 08/19/2015, Strike Price $16.00	600	156,000
Cocoa Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $2950.00 (a)	75	750
Cocoa Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $3050.00 (a)	60	600
Cocoa Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $3100.00 (a)	100	2,000
Cocoa Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $3150.00 (a)	40	2,800
Cocoa Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $3200.00 (a)	85	18,700
Coffee 'C' Future, September 2015 Settlement, Expires 08/14/2015, Strike Price $115.00 (a)	30	3,375
Coffee 'C' Future, September 2015 Settlement, Expires 08/14/2015, Strike Price $117.50 (a)	169	36,124
Coffee 'C' Future, September 2015 Settlement, Expires 08/14/2015, Strike Price $120.00 (a)	225	90,281
Corn No. 2 Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $380.00 (a)	670	565,312
Corn No. 2 Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $385.00 (a)	995	1,019,875

Corn No. 2 Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $390.00 (a)	670	816,562
Cotton No.2 Future, December 2015 Settlement, Expires 08/21/2015, Strike Price $59.00 (a)	10	350
Cotton No.2 Future, December 2015 Settlement, Expires 08/21/2015, Strike Price $60.00 (a)	30	1,950
Cotton No.2 Future, December 2015 Settlement, Expires 08/21/2015, Strike Price $61.00 (a)	330	39,600
Cotton No.2 Future, December 2015 Settlement, Expires 08/21/2015, Strike Price $62.00 (a)	410	88,150
Cotton No.2 Future, December 2015 Settlement, Expires 08/21/2015, Strike Price $63.00 (a)	370	133,200
Cotton No.2 Future, December 2015 Settlement, Expires 08/21/2015, Strike Price $64.00 (a)	113	64,410
Cotton No.2 Future, December 2015 Settlement, Expires 08/21/2015, Strike Price $65.00 (a)	120	102,000
Cotton No.2 Future, December 2015 Settlement, Expires 08/21/2015, Strike Price $66.00 (a)	120	142,800
Eurex DAX, Expires 08/07/2015, Strike Price EUR 11000.00	384	69,383
Eurex DAX, Expires 08/07/2015, Strike Price EUR 11050.00	291	72,640
Eurex DAX, Expires 08/07/2015, Strike Price EUR 11100.00	125	39,677
Euro Fx Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $1.08	150	22,500
Euro Fx Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $1.08	225	56,250
Euro Fx Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $1.09	275	106,562
Euro Fx Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $1.09	225	129,375
Euro Fx Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $1.10	125	101,563
Euro Fx Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $1.10	175	196,875
Euro Stoxx 50, Expires 08/07/2015, Strike Price EUR 3475.00	800	63,836
Euro Stoxx 50, Expires 08/07/2015, Strike Price EUR 3500.00	1,150	135,403
Euro Stoxx 50, Expires 08/07/2015, Strike Price EUR 3525.00	1,125	189,077
Euro Stoxx 50, Expires 08/07/2015, Strike Price EUR 3550.00	225	51,291
Euro-Bund Future, September 2015 Settlement, Expires 08/21/2015, Strike Price EUR 153.00	125	35,774
FTSE 100 Index, Expires 08/21/2015, Strike Price GBP 6500.00	90	47,084
FTSE 100 Index, Expires 08/21/2015, Strike Price GBP 6550.00	269	186,937
FTSE 100 Index, Expires 08/21/2015, Strike Price GBP 6600.00	321	295,760
FTSE 100 Index, Expires 08/21/2015, Strike Price GBP 6625.00	60	63,715
FTSE 100 Index, Expires 08/21/2015, Strike Price GBP 6650.00	60	73,085
Gold 100 Oz. Future, October 2015 Settlement, Expires 08/26/2015, Strike Price $1045.00 (a)	150	61,500
Gold 100 Oz. Future, October 2015 Settlement, Expires 08/26/2015, Strike Price $1050.00 (a)	200	94,000
Gold 100 Oz. Future, October 2015 Settlement, Expires 08/26/2015, Strike Price $1060.00 (a)	475	289,750
Gold 100 Oz. Future, October 2015 Settlement, Expires 08/26/2015, Strike Price $1070.00 (a)	125	102,500
Gold 100 Oz. Future, October 2015 Settlement, Expires 08/26/2015, Strike Price $1075.00 (a)	175	166,250
Japanese Yen Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $79.50	365	31,937
Japanese Yen Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $80.00	635	111,125
Japanese Yen Future, September 2015 Settlement, Expires 08/07/2015, Strike Price $80.50	410	148,625
Lean Hogs Future, August 2015 Settlement, Expires 08/18/2015, Strike Price $71.00 (a)	188	3,760
Lean Hogs Future, August 2015 Settlement, Expires 08/18/2015, Strike Price $72.00 (a)	370	11,100
Lean Hogs Future, August 2015 Settlement, Expires 08/18/2015, Strike Price $73.00 (a)	395	15,800
Lean Hogs Future, August 2015 Settlement, Expires 08/18/2015, Strike Price $74.00 (a)	460	27,600

Live Cattle Future, August 2015 Settlement, Expires 08/07/2015, Strike Price $143.00 (a)	40	4,400
Live Cattle Future, August 2015 Settlement, Expires 08/07/2015, Strike Price $144.00 (a)	20	3,600
Live Cattle Future, August 2015 Settlement, Expires 08/07/2015, Strike Price $145.00 (a)	41	11,890
Live Cattle Future, August 2015 Settlement, Expires 08/07/2015, Strike Price $146.00 (a)	55	25,300
Live Cattle Future, August 2015 Settlement, Expires 08/07/2015, Strike Price $147.00 (a)	64	45,440
Live Cattle Future, August 2015 Settlement, Expires 08/07/2015, Strike Price $148.00 (a)	55	56,100
Live Cattle Future, August 2015 Settlement, Expires 08/07/2015, Strike Price $149.00 (a)	25	34,500
Natural Gas Future, September 2015 Settlement, Expires 08/26/2015, Strike Price $2.55 (a)	300	120,000
Natural Gas Future, September 2015 Settlement, Expires 08/26/2015, Strike Price $2.60 (a)	475	261,250
Natural Gas Future, September 2015 Settlement, Expires 08/26/2015, Strike Price $2.65 (a)	475	351,500
Natural Gas Future, September 2015 Settlement, Expires 08/26/2015, Strike Price $2.70 (a)	575	557,750
Natural Gas Future, September 2015 Settlement, Expires 08/26/2015, Strike Price $2.75 (a)	500	620,000
Nikkei 225 Index, Expires 08/07/2015, Strike Price JPY 19750.00	10	807
Nikkei 225 Index, Expires 08/14/2015, Strike Price JPY 18500.00	100	4,841
Nikkei 225 Index, Expires 08/14/2015, Strike Price JPY 18625.00	100	5,648
Nikkei 225 Index, Expires 08/14/2015, Strike Price JPY 18750.00	100	7,262
Nikkei 225 Index, Expires 08/14/2015, Strike Price JPY 18875.00	100	8,876
Nikkei 225 Index, Expires 08/14/2015, Strike Price JPY 19000.00	100	10,489
Nikkei 225 Index, Expires 08/14/2015, Strike Price JPY 19125.00	100	12,910
Nikkei 225 Index, Expires 08/14/2015, Strike Price JPY 20000.00	25	15,129
Nikkei 225 Index, Expires 08/14/2015, Strike Price JPY 20125.00	25	19,163
Nikkei 225 Index, Expires 08/14/2015, Strike Price JPY 20250.00	25	25,215
Nikkei 225 Index, Expires 08/14/2015, Strike Price JPY 20375.00	25	31,266
Russell 2000 Index, Expires 08/07/2015, Strike Price $1205.00	135	17,415
Russell 2000 Index, Expires 08/07/2015, Strike Price $1210.00	75	11,250
Russell 2000 Index, Expires 08/07/2015, Strike Price $1215.00	125	24,062
Russell 2000 Index, Expires 08/07/2015, Strike Price $1220.00	252	63,630
Russell 2000 Index, Expires 08/07/2015, Strike Price $1225.00	250	112,750
Russell 2000 Index, Expires 08/07/2015, Strike Price $1230.00	63	29,988
Silver Future, September 2015 Settlement, Expires 08/26/2015, Strike Price $13.75 (a)	133	69,160
Silver Future, September 2015 Settlement, Expires 08/26/2015, Strike Price $14.00 (a)	235	169,200
Silver Future, September 2015 Settlement, Expires 08/26/2015, Strike Price $14.25 (a)	288	288,000
Silver Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $960.00 (a)	395	486,344
Silver Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $970.00 (a)	440	679,250
Soybean Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $980.00 (a)	225	426,094
Sugar No. 11 Future, October 2015 Settlement, Expires 08/17/2015, Strike Price $11.50 (a)	20	10,752
Sugar No. 11 Future, October 2015 Settlement, Expires 08/17/2015, Strike Price $11.75 (a)	95	71,288
Sugar No. 11 Future, October 2015 Settlement, Expires 08/17/2015, Strike Price $12.00 (a)	95	94,696
Sugar No. 11 Future, October 2015 Settlement, Expires 08/17/2015, Strike Price $12.25 (a)	20	25,312
U.S. Treasury 10-Year Note Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $125.00	50	3,125
U.S. Treasury 10-Year Note Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $125.50	563	52,781
U.S. Treasury 10-Year Note Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $126.00	550	94,531
U.S. Treasury Long Bond Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $150.00	251	43,141
U.S. Treasury Long Bond Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $151.00	350	92,969
U.S. Treasury Long Bond Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $152.00	450	182,813
U.S. Treasury Long Bond Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $153.00	450	267,188
Wheat Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $500.00 (a)	340	246,500
Wheat Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $505.00 (a)	415	360,531
Wheat Future, September 2015 Settlement, Expires 08/21/2015, Strike Price $510.00 (a)	450	464,063
WTI Crude Future, September 2015 Settlement, Expires 08/17/2015, Strike Price $46.50 (a)	75	89,250
WTI Crude Future, September 2015 Settlement, Expires 08/17/2015, Strike Price $47.00 (a)	125	177,500
WTI Crude Future, September 2015 Settlement, Expires 08/17/2015, Strike Price $47.50 (a)	100	167,000
WTI Crude Future, September 2015 Settlement, Expires 08/17/2015, Strike Price $48.00 (a)	50	98,000
WTI Crude Future, September 2015 Settlement, Expires 08/17/2015, Strike Price $48.50 (a)	125	283,750
WTI Crude Future, September 2015 Settlement, Expires 08/17/2015, Strike Price $49.00 (a)	560	1,456,000
WTI Crude Future, September 2015 Settlement, Expires 08/17/2015, Strike Price $49.50 (a)	460	1,366,200
WTI Crude Future, September 2015 Settlement, Expires 08/17/2015, Strike Price $50.00 (a)	494	1,654,900
TOTAL PUT OPTIONS
(Premiums Received $22,354,818)		25,193,464

TOTAL WRITTEN OPTIONS
(Premiums Received $48,199,575)		$41,159,621

(a) All or a portion of this security is held by Stone Ridge All Asset Variance Risk Premium Sub Fund Ltd.

Consolidated Schedule of Open Futures Contracts (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS SOLD	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, September 2015 Settlement	1,346	$97,934,947	$1,170,962
Brent Crude, January 2016 Settlement (a)	113	6,205,960	485,942
British Pound, September 2015 Settlement (a)	2	195,125	(1,403)
Canadian Dollar, September 2015 Settlement	803	61,317,080	328,470
Coffee 'C', December 2015 (a)	207	9,974,813	1,053,026
Corn No. 2, September 2015 Settlement (a)	1,281	23,762,550	306,716
Corn No. 2, December 2015 Settlement (a)	168	3,202,500	1,887
DAX Index, September 2015 Settlement	24	7,450,085	(99,036)
Euro Fx, September 2015 Settlement	234	32,090,175	(41,589)
Euro Stoxx 50, September 2015 Settlement	572	22,602,587	(288,230)
FTSE 100 Index, September 2015 Settlement	288	29,926,634	(854,412)
Hard Red Winter Wheat, December 2015 Settlement (a)	233	5,964,800	662,918
Low Sulphur Gas Oil, January 2016 Settlement (a)	125	6,371,875	419,084
Nasdaq 100 E-mini Index, September 2015 Settlement	1,662	152,405,400	(1,141,358)
Natural Gas, January 2016 Settlement (a)	214	6,745,280	251,847
Nikkei 225 Index, September 2015 Settlement	75	12,448,057	(281,711)
NY Harbor USLD, January 2016 Settlement (a)	90	6,286,896	456,891
Russell 2000 Mini Index, September 2015 Settlement	199	24,580,480	(461,870)
S&P 500 E-mini, September 2015 Settlement	1,450	152,134,000	(667,962)
Soybean, September 2015 Settlement (a)	676	32,219,850	(30,817)
Sugar No. 11, October 2015 Settlement (a)	95	1,185,296	10,447
Sugar No. 11, March 2016 Settlement (a)	660	9,166,080	877,432
Wheat, September 2015 Settlement (a)	217	5,416,863	151,367
Wheat, December 2015 Settlement (a)	237	5,981,287	472,596
WTI Crude, January 2016 Settlement (a)	125	6,202,500	506,110
WTI Crude, September 2015 Settlement (a)	929	43,774,480	969,350
Total Futures Contracts Sold		$765,545,600	$4,256,657

DESCRIPTION	NUMBER OF CONTRACTS PURCHASED	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
CBOE Volatility Index, August 2015 Settlement	175	$2,445,625	$(88,405)
Coffee 'C', September 2015 Settlement (a)	7	328,781	(19,052)
Copper, December 2015 Settlement (a)	59	3,505,337	(535,038)
Cotton No.2, December 2015 Settlement (a)	278	8,925,190	(365,761)
Euro-Bund, September 2015 Settlement	49	8,308,916	(1,841)
Gasoline, January 2016 Settlement (a)	102	6,279,916	(364,446)
Gold 100 Oz., October 2015 Settlement (a)	55	6,020,850	5,980
Gold 100 Oz., December 2015 Settlement (a)	60	6,570,600	(502,261)
Japanese Yen, September 2015 Settlement	52	5,243,875	(38,997)
Lean Hogs, August 2015 Settlement (a)	770	24,178,000	(360,427)
Lean Hogs, December 2015 Settlement (a)	158	3,820,440	(370,863)
Live Cattle, December 2015 Settlement (a)	114	6,723,720	(414,339)
Silver, December 2015 Settlement (a)	89	6,582,440	(574,917)
Soybean, January 2016 Settlement (a)	196	9,268,350	(728,467)
Soybean Meal, January 2016 Settlement (a)	291	9,390,570	(715,907)
Soybean Oil, January 2016 Settlement (a)	349	6,413,922	(335,222)
U.S. Treasury 10-Year Note, September 2015 Settlement	297	37,848,937	(34,672)
U.S. Treasury Long Bond, September 2015 Settlement	440	68,612,500	(91,918)
Total Futures Contracts Purchased		$220,467,969	$(5,536,553)

Total Futures Contracts Depreciation			$(1,279,896)

(a) All or a portion of this security is held by Stone Ridge All Asset Variance Risk Premium Sub Fund Ltd.

Schedule of Open Forward Currency Contracts (Unaudited)

COUNTERPARTY OF CONTRACT	FORWARD SETTLEMENT DATE	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED IN LOCAL CURRENCY	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED IN LOCAL CURRENCY	UNREALIZED APPRECIATION
Goldman Sachs	08/31/2015	U.S Dollars	1,300,000	Brazilian Real	4,460,300	$ 12,752

Consolidated Schedule of Variance Swaps (Unaudited)

REFERENCE ENTITY	PAY/RECEIVE FLOATING RATE	VARIANCE STRIKE PRICE	MATURITY DATE	COUNTERPARTY	NOTIONAL VALUE	UNREALIZED APPRECIATION
S&P 500 Index	Pay	157.50	Aug 2015	Goldman Sachs	25,000	$ 37,291

The cost basis of investments for federal income tax purposes at July 31, 2015 was as follows:
Stone Ridge All Asset Variance Risk Premium Fund

Cost of investments	$ 465,602,113
Gross unrealized appreciation	$ 2,098,204
Gross unrealized depreciation	(411,311)
Net unrealized appreciation	$ 1,686,893

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. Because the Fund has not yet completed a fiscal year, no federal income tax information is available.  This information will be available in the Fund's annual report to shareholders dated October 31, 2015.

1. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Stone Ridge All Asset Variance Risk Premium Fund (the “Fund”)  in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation and Fair Value Measurement In determining the net asset value (“NAV”) of the Fund’s shares, securities which are traded on a domestic national stock exchange are valued at the last sale price each day on the securities exchange on which the securities are primarily traded. Securities traded principally on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. Exchange-traded securities for which there were no transactions are valued at the mean between the closing bid and asked prices. Non-exchange traded equity securities are valued at the mean price in the over-the-counter market. If a non-exchange traded equity does not trade on a particular day, the mean between the closing bid and asked prices is used.

Investments in open-end mutual funds, including money market funds, are generally priced at the ending NAV provided by the service agent of the Trust.  Investments in closed-end mutual funds are valued at the last sale price on the exchange on which the shares are primarily traded.

Futures contracts are valued at the settlement price on the exchange on which they are primarily traded.

Debt securities with a remaining maturity in excess of 60 days, including corporate debt securities and municipal debt securities, collateralized mortgage obligations, loans, and other asset-backed securities are valued daily using the mean between the closing bid and asked prices provided by either a pricing service or two independent brokers.  Debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates fair value.

If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable or infrequent), the Fund’s investments will be valued as determined in good faith pursuant to the Valuation Procedures (so-called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

Domestic exchange-traded options are generally valued at the mean of their highest bid and lowest ask, taken across all exchanges where the options are traded.  Over the counter domestic options not traded on an exchange are valued at the mean of the bid and asked quotations. Foreign options and options on futures contracts are valued at the settlement price on the exchange on which they are primarily traded.

OTC derivatives, including forward contacts and swap contracts, are valued on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.

Trading in securities on non-North American securities exchanges normally is completed before the calculation of the Fund’s NAV. Trading on these foreign exchanges may not take place on all days on which there is regular trading on the New York Stock Exchange (“NYSE”), or may take place on days on which there is no regular trading on the NYSE. Similarly, the Fund may hold securities traded in domestic markets where the market may close early on a given day prior to calculation of the Fund’s NAV. Events affecting the value of such securities held by the Fund that occur between the close of trading in the security and the close of trading on the NYSE normally will not be reflected in the Fund’s calculation of the NAV. Significant events will be closely monitored, and where it is determined that an adjustment should be made to the security’s value because significant interim events may materially affect the value of the security, the security will be priced at its fair value in accordance with the procedures approved by the Trustees.

In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Fund will monitor the index futures market associated with that foreign country. If the index futures, which are continuously traded, fluctuate by more than a predetermined range between the time of the closing of the equity or options exchange and the closing of the NYSE, the Fund may use fair valuation in accordance with the procedures approved by the Trustees.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2: Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active and firm bids from brokers or market makers which are not publically available;

Level 3: Significant inputs that are unobservable.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

There were no transfers between Levels during the reporting period. Transfers between levels are recognized at the end of the reporting period. The following table summarizes the inputs used to value the Fund’s investments as of July 31, 2015:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Stone Ridge All Asset Variance Risk Premium Fund
Assets
Common Stocks (1)	$14,756,204	$-	$-	$14,756,204
Call Options	-	5,106,413	-	5,106,413
Money Market Funds	167,434,880	-	-	167,434,880
U.S. Treasury Bills	-	279,991,509	-	279,991,509
Total Assets	$182,191,084	$285,097,922	$-	$467,289,006

Liabilities
Written Options	$35,520,583	$5,639,038	$-	$41,159,621
Total Liabilities	$35,520,583	$5,639,038	$-	$41,159,621

Other Financial Instruments*
Forwards	$-	$12,752	$-	$12,752
Futures	(1,279,896)	-	-	(1,279,896)
Swaps	-	37,291	-	37,291
Total	$(1,279,896)	$50,043	$-	$(1,229,853)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

(1) For further security characteristics, see the Fund's Schedule of Investments.

Derivative Transactions – The Fund engaged in derivatives and hedging activities during the period ended July 31, 2015. The use of derivatives included options and futures contracts. Further information regarding derivative activity for the Fund can be found in the Schedule of Investments.

Futures Contracts -- The Fund held futures contracts during the period ended July 31, 2015. The Fund uses futures contracts to maintain appropriate equity market exposure, hedge interest rate exposure and to gain exposure to various commodities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Upon entering into a contract, the Fund deposits and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In connection with physically-settled futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the segregated assets is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

The average notional amount of futures contracts during the period ended July 31, 2015, were as follows:

Long futures contracts	$396,373,249
Short futures contracts	$772,776,244

Options -- The Fund may purchase and write call or put options on securities, indices, futures contracts, including commodity futures contracts, and enter into related closing transactions. The Fund wrote call or put options during the period ended July 31, 2015. The Fund writes put and call options to earn premium income. With options, there is minimal counterparty credit risk to the Fund since options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default. As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period.  As a writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Fund pays when purchasing a call option or receive when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale).

The average market value of written options for the period ended July 31, 2015, were as follows:

Written Options ……………………………….	$51,780,899

Transactions in purchased options during the period ended July 31, 2015 were as follows:

Call Options	Notional Amount	Contracts
Outstanding, Beginning of period	-	$-
Options purchased	238,108,800	11,304
Options terminated in closing transactions	(810,000)	(160)
Options exercised	(64,087,500)	(1,050)
Options expired	(43,414,050)	(8,639)
Outstanding, end of period	129,797,250	$1,455

The Fund did not hold any purchased put options during the period ended July 31, 2015.

Transactions in options written during the period ended July 31, 2015 were as follows:

Call Options	Contracts	Premiums
Outstanding, Beginning of period	-	$-
Options written	5,535,723	103,352,259
Options terminated in closing transactions	(6,753)	(4,717,786)
Options exercised	(55,329)	(14,812,730)
Options expired	(378,895)	(57,976,986)
Outstanding, end of period	5,094,746	$25,844,757

Put Options	Contracts	Premiums
Outstanding, Beginning of period	-	$-
Options written	255,778	142,182,906
Options terminated in closing transactions	(8,381)	(7,029,595)
Options exercised	(62,655)	(30,517,569)
Options expired	(150,950)	(82,280,924)
Outstanding, end of period	33,792	$22,354,818

Forward Currency Contracts - The Fund may enter into forward currency exchange contracts. When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. The Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk from movements in currencies or credit risk from the possible inability of counterparties to meet the terms of their contracts.

The average notional amount of forward currency contracts during the period ended July 31, 2015 were as follows:

Short forward currency contracts	$325,000

Variance Swaps – The Fund may invest in variance swaps in order to earn income or to gain or mitigate its exposure to an underlying reference entity such as a broad based index. A variance swap is an agreement between two parties to exchange cash flows based on the measured variance of returns of reference entity or index. The payer agrees to exchange the fixed rate, or the variance strike price of the reference entity, to the receiver for the variable rate, or realized variance of returns of the reference entity. At the time the trade is originated, the agreed upon variance strike price is set so that the present value of the swap is zero. At maturity, a net cash flow is exchanged between the parties based on the difference between the final realized variance of returns of the swap and the variance strike multiplied by the variance notional amount. As a receiver of the variable rate, the Fund would receive a payment if the final realized variance of returns is less than the variance strike and would make a payment if the final realized variance of returns is greater than the variance strike price. As a payer of the variable rate, the Fund would receive a payment if the final realized variance of returns is greater than the variance strike and would make a payment if the final realized variance of returns is less than the variance strike.

The average notional amount of variance swap contracts during the period ended July 31, 2015 were:
Short variance swap contracts	$6,250

Balance Sheet -- Values of Derivatives at July 31, 2015

	ASSET DERIVATIVES		LIABILITY DERIVATIVES
	BALANCE SHEET LOCATION	FAIR VALUE	BALANCE SHEET LOCATION	FAIR VALUE

Equity Contracts - Options	Investments, at fair value	$5,106,413	Written Options, at fair value	$7,543,386

Foreign Exchange Contracts - Options	-	-	Written Options, at fair value	7,008,448

Commodity Contracts - Options	-	-	Written Options, at fair value	23,082,667

Interest Rate Contracts - Options	-	-	Written Options, at fair value	3,525,120

Equity Contracts - Futures	Net assets - Unrealized appreciation*	-	Net assets - Unrealized depreciation*	3,882,984

Foreign Exchange Contracts - Futures	Net assets - Unrealized appreciation*	1,499,432	Net assets - Unrealized depreciation*	81,989

Commodity Contracts - Futures	Net assets - Unrealized appreciation*	6,631,593	Net assets - Unrealized depreciation*	5,445,948

Foreign Exchange Contracts - Forwards	Unrealized appreciation on open forward currency contracts	12,752	-	-

Variance Contracts - Swaps	Unrealized appreciation on open swap contracts	37,291	-	-

Total		$13,287,481		$50,570,542

*Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Open Futures Contracts. Only the current day's variation margin is reflected in the Statement of Assets and Liabilities.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Stone Ridge Trust III

By (Signature and Title) /s/ Ross Stevens
                                          Ross Stevens, President

Date September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Ross Stevens
                                            Ross Stevens, President

Date  September 29, 2015

By (Signature and Title) /s/ Patrick Kelly
                                           Patrick Kelly, Treasurer

Date  September 29, 2015

* Print the name and title of each signing officer under his or her signature.